SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.1%
Alabama — 3.8%
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	$1,000	$1,013
Birmingham, Airport Authority, RB, BAM
5.000%, 07/01/2024	325	325
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,482
Black Belt, Energy Gas District, Ser A, RB
5.250%, 05/01/2055 (A)	4,550	4,881
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	5,000	4,995
Black Belt, Energy Gas District, Ser B, RB
5.250%, 12/01/2053 (A)	290	310
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,500	2,638
Jefferson County, Refunding Warrants, RB
5.000%, 09/15/2029	3,400	3,525
Jefferson County, Sewer Revenue Refunding Warrants, RB
5.250%, 10/01/2040	2,000	2,195
5.250%, 10/01/2043	1,500	1,626
5.000%, 10/01/2032	2,500	2,755
5.000%, 10/01/2038	4,475	4,879
Lower Alabama, Gas District, RB
4.000%, 12/01/2050 (A)	5,000	4,994
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	4,800	4,912
5.000%, 09/01/2031	640	666
5.000%, 09/01/2034	2,000	2,096
Southeast Alabama, Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,214
5.500%, 11/01/2053 (A)	665	712
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	2,500	2,732
Southeast Alabama, Gas Supply District, Ser A, RB
5.000%, 08/01/2054 (A)	2,000	2,118
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	645	674

		58,742

Alaska — 0.0%
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	615	615

Arizona — 2.5%
Arizona State, Board of Regents, Ser S, RB
5.000%, 07/01/2038	5,500	6,192

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	$1,705	$1,755
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	4,570	4,530
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)(C)	3,560	214
Arizona State, Industrial Development Authority, Macombs Facility Project, Ser A-SUSTAIN, RB
4.000%, 07/01/2051	750	647
Arizona State, Industrial Development Authority, Municipal Certificates, Ser 2019-2, RB
3.625%, 05/20/2033	3,208	2,901
Chandler, Industrial Development Authority, AMT, RB
4.000%, 06/01/2049 (A)	1,800	1,784
Glendale, Industrial Development Authority, Inspirata Pointe Project, RB
5.000%, 05/15/2041	500	474
Glendale, Industrial Development Authority, Royal Oaks Life Care Community, RB
4.000%, 05/15/2028	380	366
4.000%, 05/15/2031	500	474
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	2,250	2,305
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
5.750%, 01/01/2036 (B)	1,560	1,302
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	267
Maricopa County, Industrial Development Authority, Honor Health Project, Ser D, RB
5.000%, 12/01/2038	550	592
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2033	1,000	1,040
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
5.000%, 07/01/2028	600	606
5.000%, 07/01/2030	500	506
5.000%, 07/01/2032	1,095	1,107

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
5.000%, 07/01/2030	$2,100	$2,207
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	350	355
5.000%, 07/01/2032	115	116
5.000%, 07/01/2033	355	359
Phoenix, Industrial Development Authority, Mayo Clinic Project, Ser B, RB
2.250%, 11/15/2052 (A)	1,300	1,300
Salt Verde Financial Corp, Gas Revenue, RB
5.000%, 12/01/2032	2,500	2,599
Salt Verde Finanical Corp, Gas Revenue, RB
5.250%, 12/01/2024	1,330	1,336
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	348
4.000%, 12/01/2028	365	355
4.000%, 12/01/2029	385	372
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	1,200	841
5.500%, 10/01/2027 (B)	900	785

		38,035

Arkansas — 0.2%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	670	688
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	670	688
Fort Smith, Water & Sewer Revenue, RB
5.000%, 10/01/2035	1,500	1,579

		2,955

California — 5.1%
Bay Area, Toll Authority, RB
3.660%, 04/01/2056 (A)	1,115	1,093
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2035	2,000	2,185
5.000%, 07/01/2036	310	338
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	202

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2053 (A)	$565	$591
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	7,520	7,461
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	6,350	6,732
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	374
California State, GO
5.000%, 08/01/2026	2,000	2,067
5.000%, 09/01/2028	3,000	3,099
5.000%, 09/01/2029	1,500	1,548
5.000%, 09/01/2030	3,395	3,501
5.000%, 11/01/2042	1,500	1,646
3.000%, 03/01/2046	2,000	1,580
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	3,225	3,411
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,857	2,665
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,018
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	1,170	1,181
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	380
California State, Ser C, GO
5.000%, 09/01/2030	5,015	5,083
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2033	750	754
Foothill-Eastern, Transportation Corridor Agency, Ser C, RB
5.000%, 01/15/2030	190	202
Golden State, Tobacco Securitization Project, Ser A, RB, ST APPROP
Pre-Refunded @ 100
5.000%, 06/01/2025 (D)	3,000	3,050

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (E)	$1,450	$1,499
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (D)	4,960	5,311
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (F)	6,375	694
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(F)	68,900	5,065
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	573
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
4.000%, 05/15/2037	500	493
Los Angeles, Department of Water & Power, Power System Project, Sub-Ser B3, RB
2.250%, 07/01/2034 (A)	2,000	2,000
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	1,001
Sacramento, Airport System Revenue, Ser B, RB
5.000%, 07/01/2033	500	532
Sacramento, Airport System Revenue, Sub-Ser E, RB
5.000%, 07/01/2033	1,000	1,065
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	350	350
San Francisco City & County, Redevelopment Agency Successor Agency, Transbay Infrastructure Projects, TA, AGM
5.000%, 08/01/2048	425	453
San Jose-Evergreen, Community College District, Ser C-ELECTION, GO
4.000%, 09/01/2041	2,600	2,646
Southern California, Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (D)	3,000	3,054
Stockton, Successor Agency, Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2030	1,750	1,802
5.000%, 09/01/2031	1,815	1,870

		78,569

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado — 2.6%
Colorado State, Bridge & Tunnel Enterprise, Ser A, RB, AGM
5.000%, 12/01/2043	$1,310	$1,412
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	358
5.000%, 06/15/2031	500	511
Colorado State, Educational & Cultural Facilities Authority, Ascent Classical Academy Project, RB
5.250%, 04/01/2039 (B)	1,000	1,021
Colorado State, Educational & Cultural Facilities Authority, Loveland Classical Schools Project, RB
5.000%, 07/01/2046 (B)	500	483
Colorado State, Health Facilities Authority, Commonspirit Health Project, RB
5.250%, 11/01/2036	1,135	1,250
5.000%, 11/01/2033	875	960
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2034	1,500	1,588
5.000%, 08/01/2037	1,000	1,050
4.000%, 08/01/2038	500	475
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,550	2,390
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	181
Colorado State, Health Facilities Authority, RB
5.000%, 11/15/2049 (A)	2,265	2,325
Colorado State, Health Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(D)	235	242
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	6,593
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
3.875%, 05/01/2050	645	635
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,288
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,032

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	$280	$315
5.500%, 11/15/2033	1,030	1,162
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	2,000	2,078
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	407
5.000%, 12/01/2031	855	870
5.000%, 12/01/2032	1,200	1,219
5.000%, 12/01/2034	1,000	1,015
5.000%, 12/01/2035	800	811
5.000%, 12/01/2036	600	607
E-470, Public Highway Authority, Ser B, RB
3.928%, 09/01/2039 (A)	610	609
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,005
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	629
5.000%, 07/15/2031	1,200	1,280
5.000%, 07/15/2032	1,020	1,086
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (A)	270	262
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	226
Weld County, School District No. RE-4, GO, ST AID WITHHLDG
5.000%, 12/01/2042	2,000	2,178

		39,553

Connecticut — 1.7%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,217
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Project, RB
5.000%, 07/01/2030	230	246
5.000%, 07/01/2034	900	928
5.000%, 07/01/2036	700	719
Connecticut State, Health & Educational Facilities Authority, Ser A-3-YALE, RB
2.950%, 07/01/2049 (A)	1,335	1,303
Connecticut State, Health & Educational Facilities Authority, Yale University, RB
1.100%, 07/01/2049 (A)	1,420	1,388

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Housing Finance Authority, RB, GNMA/FNMA/FHLMC
4.000%, 05/15/2047	$210	$208
Connecticut State, Ser A, GO
4.000%, 01/15/2036	1,105	1,124
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,533
Connecticut State, Ser E, GO
5.000%, 09/15/2029	4,000	4,257
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
4.000%, 05/01/2036	1,300	1,327
University of Connecticut, Ser A, RB
5.000%, 05/01/2037	5,500	6,081
5.000%, 05/01/2038	4,740	5,208

		26,539

District of Columbia — 0.8%
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,343
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	1,005
Metropolitan Washington, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	2,969
Metropolitan Washington, Transit Authority, Ser S, RB
5.000%, 07/15/2040	3,250	3,555

		11,872

Florida — 5.6%
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2037 (A)	4,000	4,065
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,337
5.000%, 10/01/2035	2,000	2,056
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	369
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,640
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	640	562
4.000%, 08/15/2050	1,900	1,621
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	3,000	2,957

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Development Finance, AMT, RB
8.250%, 07/01/2057 (A)(B)	$1,600	$1,646
Florida State, Development Finance, Brightline Project, AMT, RB
12.000%, 07/15/2032 (A)(B)	3,465	3,604
5.500%, 07/01/2053	2,075	2,156
Florida State, Development Finance, Brightline Project, AMT, RB, AGM
5.250%, 07/01/2053	3,625	3,737
Florida State, Development Finance, Nova Southern University Project, RB
5.000%, 04/01/2026	285	290
5.000%, 04/01/2027	325	336
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,316
Florida State, Municipal Power Agency, All Requirements Power Project, RB
5.000%, 10/01/2028	1,000	1,015
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2030	2,945	3,015
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	2,943
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,746
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2034	4,870	5,259
5.000%, 10/01/2035	3,000	3,208
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,090
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2033	2,000	2,002
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.000%, 04/01/2030	430	433
5.000%, 04/01/2031	910	915
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2038	440	465
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,781
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
5.000%, 10/01/2041	2,500	2,752

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Orange County, Convention Center, RB
5.000%, 10/01/2024	$310	$311
5.000%, 10/01/2026	755	768
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	3,270	3,355
Orlando, Utilities Commission, Ser ES, RB
5.000%, 10/01/2036	3,500	3,654
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2025 (F)	125	118
0.000%, 10/01/2026 (F)	275	248
0.000%, 10/01/2027 (F)	360	311
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	6,013
Pompano Beach, RB
1.450%, 01/01/2027	295	279
Port Saint Lucie, Utility System Revenue, RB
5.000%, 09/01/2029	1,500	1,541
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	230
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	3,290
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,102
St. Johns County, School Board, Ser A, COP, AGM
5.000%, 07/01/2041	1,600	1,735
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (F)	305	176
The Villages, Community Development District No. 13, Wildwood, SAB
3.000%, 05/01/2029	950	903
1.800%, 05/01/2026	235	226
The Villages, Community Development District No. 14, Leesburg, SAB
5.125%, 05/01/2037	1,200	1,246
4.750%, 05/01/2032	190	195
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	755	774
4.000%, 10/15/2035	270	271
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	606

		85,668

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 2.5%
Appling County, Development Authority, Oglethorpe Power, Hatch Project, RB
1.500%, 01/01/2038 (A)	$300	$292
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	1,500	1,625
5.000%, 07/01/2036	1,000	1,081
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (D)	5,010	5,078
Bartow County, Development Authority, RB
3.950%, 12/01/2032 (A)	930	938
Burke County, Development Authority, Oglethorpe Power, Hatch Project, RB
1.500%, 01/01/2040 (A)	785	763
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,030
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	1,200	871
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	710	693
4.000%, 01/01/2054	1,000	851
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/01/2054 (A)	880	930
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	1,975
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 07/01/2053 (A)	1,705	1,791
4.000%, 08/01/2049 (A)	3,000	2,999
Georgia State, Main Street Natural Gas, Ser C, RB
5.000%, 09/01/2053 (A)	1,665	1,748
4.000%, 03/01/2050 (A)	6,640	6,641
4.000%, 05/01/2052 (A)	2,000	1,997
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	1,225	1,291
Georgia State, Municipal Electric Authority, Combined Cycle Project, RB
5.000%, 11/01/2027	710	738
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2032	1,025	1,070
5.000%, 01/01/2035	1,500	1,565

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB, AGM
4.000%, 01/01/2038	$585	$585
4.000%, 01/01/2041	650	633
4.000%, 01/01/2046	500	465
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.875%, 10/01/2048 (A)	260	260
1.000%, 07/01/2049 (A)	730	663

		38,573

Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,122
5.000%, 10/01/2033	2,205	2,340

		4,462

Hawaii — 0.2%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,109

Idaho — 0.3%
Idaho State, Health Facilities Authority, St. Luke's Health System Project, RB
5.000%, 03/01/2030	500	533
5.000%, 03/01/2031	320	345
5.000%, 03/01/2032	500	542
4.000%, 03/01/2033	575	569
Idaho State, Housing & Finance Association, Single Family Mortgage, Ser C, RB, GNMA/FNMA/FHLMC
5.750%, 01/01/2053	2,495	2,651

		4,640

Illinois — 10.9%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
0.000%, 01/01/2025 (F)	325	317
Chicago Midway International Airport, Senior Lien Airport Revenue Refunding Bonds, Ser C, AMT, RB
5.000%, 01/01/2040	2,000	2,094
5.000%, 01/01/2041	500	522
Chicago, Board of Education, Dedicated Capital Improvement, RB
5.250%, 04/01/2035	380	423
5.250%, 04/01/2036	645	714
5.000%, 04/01/2033	500	512
5.000%, 04/01/2034	620	635
5.000%, 04/01/2036	445	454

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	$1,435	$1,503
4.000%, 12/01/2047	530	459
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	668
5.000%, 12/01/2028	100	104
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2031	1,000	1,026
5.000%, 12/01/2046	640	632
Chicago, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,111
Chicago, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	2,060
Chicago, O'Hare International Airport, RB, BAM
5.000%, 01/01/2035	1,515	1,662
5.000%, 01/01/2037	1,130	1,232
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2029	5,000	5,017
5.000%, 01/01/2036	1,290	1,332
5.000%, 07/01/2038	1,500	1,513
Chicago, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2030	4,000	4,021
5.000%, 01/01/2033	7,130	7,209
5.000%, 01/01/2035	3,500	3,556
Chicago, O'Hare International Airport, Ser C, RB
5.000%, 01/01/2031	2,450	2,495
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,225
4.000%, 01/01/2036	5,550	5,508
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,147
Chicago, Transit Authority, RB
5.000%, 12/01/2046	1,500	1,513
Chicago, Transit Authority, Ser A, RB
5.000%, 12/01/2045	550	559
Chicago, Wastewater Transmission Revenue, RB, BAM
5.000%, 01/01/2041	305	331
5.000%, 01/01/2042	1,750	1,899
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,874
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	5,000	5,202

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Waterworks Revenue, Ser B, RB, AGM
5.000%, 11/01/2037	$470	$512
5.000%, 11/01/2038	1,150	1,246
Cook County, Community College District No. 508, GO, BAM
5.000%, 12/01/2038	100	107
5.000%, 12/01/2039	800	854
Cook County, Ser A, GO
5.000%, 11/15/2033	450	487
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,129
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	560	604
Illinois State, Finance Authority, Ascension Health Alliance, RB
4.000%, 02/15/2041	2,145	2,078
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,516
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	605	605
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
5.000%, 11/15/2029	1,885	1,907
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	3,265	3,414
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
5.000%, 11/15/2033	1,050	1,056
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
5.000%, 11/15/2034	2,000	2,011
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
5.250%, 04/01/2045	1,550	1,702
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	502
5.000%, 02/15/2027	200	202
5.000%, 02/15/2029	400	404
5.000%, 02/15/2031	365	369
Illinois State, GO
5.500%, 05/01/2030	3,750	3,957
5.250%, 02/01/2030	1,875	1,879
5.250%, 02/01/2032	935	936
5.000%, 11/01/2036	2,970	3,014

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	$620	$611
Illinois State, Housing Development Authority, Ser D, RB, GNMA/FNMA/FHLMC
5.500%, 10/01/2053	1,380	1,444
Illinois State, Housing Development Authority, Ser H, RB, FNMA/GNMA/FHLMC
5.750%, 10/01/2053	395	415
Illinois State, Housing Development Authority, Ser K, RB, FNMA/GNMA/FHLMC
5.250%, 10/01/2043	1,200	1,239
4.950%, 10/01/2038	1,100	1,134
Illinois State, Municipal Electric Agency, Ser A, RB
5.000%, 02/01/2032	5,000	5,046
4.000%, 02/01/2035	3,000	2,851
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,779
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,686
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,123
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	732
5.000%, 03/01/2029	895	943
5.000%, 12/01/2034	780	807
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	2,000	2,102
Illinois State, Ser B, GO
5.000%, 03/01/2031	2,000	2,153
4.000%, 10/01/2035	4,020	3,991
Illinois State, Ser C, GO
5.000%, 12/01/2042	2,850	3,032
4.000%, 10/01/2037	215	211
Illinois State, Ser D, GO
5.000%, 11/01/2025	1,585	1,611
5.000%, 11/01/2028	1,000	1,036
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,574
Illinois State, Toll Highway Authority, Ser A, RB
5.250%, 01/01/2043	3,090	3,367
5.250%, 01/01/2045	1,910	2,056
5.000%, 12/01/2032	2,000	2,027
5.000%, 01/01/2038	340	382
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	839

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2027	$1,055	$1,091
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2031	775	797
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	259
5.000%, 12/15/2032	255	264
5.000%, 12/15/2033	300	310
5.000%, 12/15/2034	400	413
4.000%, 12/15/2042	1,895	1,811
4.000%, 12/15/2047	4,265	3,884
Railsplitter, Tobacco Settlement Authority, RB
Pre-Refunded @ 100
5.000%, 06/01/2026 (D)	2,500	2,562
Sales Tax Securitization, RB
5.000%, 01/01/2034	2,500	2,766
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	367
5.000%, 01/01/2028	380	399
5.000%, 01/01/2033	3,000	3,326
5.000%, 01/01/2036	3,750	3,984
5.000%, 01/01/2037	1,000	1,039
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	212
Sales Tax Securitization, Ser C, RB
5.000%, 01/01/2037	635	679
University of Illinois, Ser A, RB
5.000%, 04/01/2028	2,035	2,038

		167,412

Indiana — 1.4%
Indiana State, Finance Authority, CHF - Tippecanoe, LLC, Student Housing Project, RB
5.000%, 06/01/2038	200	207
Indiana State, Finance Authority, Stadium Project, Ser A, RB
5.250%, 02/01/2035	2,000	2,030
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
5.000%, 10/01/2032	4,025	4,457
4.000%, 10/01/2035	2,725	2,780
4.000%, 10/01/2036	1,485	1,501
Indiana State, Finance Authority, Water Utility Revenue, Citizens Energy Group Project, RB
5.000%, 10/01/2035	2,585	2,897

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
3.250%, 07/01/2049	$290	$283
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.500%, 03/01/2038	1,400	1,526
Northwest, Allen School Building, RB, ST INTERCEPT
5.000%, 07/15/2037	460	504
5.000%, 07/15/2041	400	431
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,404
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
4.400%, 11/01/2045 (A)	1,000	989

		21,009

Iowa — 0.4%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
5.000%, 12/01/2050	2,515	2,624
Iowa State, Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
5.250%, 07/01/2053	1,000	1,029
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	1,075	1,080
Iowa State, Tobacco Settlement Authority, Sub-Ser B-1, RB
4.000%, 06/01/2049	525	510
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (A)	1,000	1,018

		6,261

Kansas — 0.0%
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027	555	538

Kentucky — 0.7%
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 12/01/2050 (A)	1,775	1,770
Kentucky State, Public Energy Authority, Ser A-1, RB
5.250%, 04/01/2054 (A)	2,250	2,396
4.000%, 08/01/2052 (A)	2,945	2,903
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 01/01/2049 (A)	2,500	2,499

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (A)	$1,175	$1,196

		10,764

Louisiana — 1.2%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
4.238%, 05/01/2043 (A)	385	378
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	400	403
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2030	3,000	3,093
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,324
5.000%, 10/01/2036	1,550	1,617
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
5.000%, 01/01/2028	3,000	3,009
5.000%, 01/01/2032	2,100	2,108
5.000%, 01/01/2033	2,100	2,107
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	534
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	949
2.100%, 06/01/2037 (A)	2,750	2,743
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	562

		18,827

Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	195	195
4.000%, 07/01/2037	265	264

		459

Maryland — 0.8%
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	355	347
Maryland State, Community Development Administration, Ser C, RB, GNMA/FNMA/FHLMC
4.375%, 09/01/2043	710	698

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	$1,500	$1,511
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,048
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	5,000	5,161
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	1,982

		11,747

Massachusetts — 2.6%
Massachusetts State, Development Finance Agency, Caregroup, Ser H, RB
5.000%, 07/01/2025	415	420
Massachusetts State, Development Finance Agency, Childrens Hospital Project, RB, TD BANK N.A.
2.600%, 03/01/2048 (A)(G)	1,750	1,750
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (B)	120	119
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2028	300	320
5.000%, 10/01/2029	250	271
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
3.960%, 07/01/2049 (A)(B)	550	548
Massachusetts State, Development Finance Agency, Ser B, RB
4.000%, 02/15/2036	2,500	2,683
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	153
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,276
5.000%, 10/01/2027	2,965	3,038
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	1,000	1,005
5.000%, 07/01/2030	1,125	1,162
5.000%, 07/01/2031	1,500	1,559

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	$915	$934
5.000%, 07/01/2028	1,750	1,786
5.000%, 07/01/2029	1,925	1,977
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,393
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2029	1,855	1,905
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,269
Massachusetts State, School Building Authority, Ser C, RB
5.000%, 08/15/2029	1,370	1,392
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,665
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,595
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
5.000%, 06/01/2037	1,050	1,051
Massachusetts State, Transportation Trust Fund, Metropolitan Highway System Revenue, Ser A, RB
5.000%, 01/01/2034	3,000	3,225

		39,496

Michigan — 2.1%
Gerald R Ford International Airport Authority, AMT, RB
5.000%, 01/01/2040	1,245	1,344
Great Lakes, Water Authority, Sewage Disposal System, RB
5.000%, 07/01/2038	1,750	1,946
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2037	430	482
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	3,756
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,099
Imlay, Community Schools, Ser I, GO, Q-SBLF
5.000%, 05/01/2029	420	455
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	3,955

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	$2,000	$2,070
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	225
Michigan State, Finance Authority, RB
5.250%, 02/28/2041	450	482
5.250%, 02/28/2042	2,200	2,346
5.250%, 02/28/2043	800	851
4.125%, 02/29/2044	600	572
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
5.000%, 11/15/2047	345	357
Michigan State, Housing Development Authority, Ser B, RB
5.750%, 06/01/2054	2,125	2,237
3.750%, 06/01/2050	155	152
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,580
Wayne County, Airport Authority, Ser D, RB
5.000%, 12/01/2030	1,300	1,318
5.000%, 12/01/2031	1,800	1,825

		33,052

Minnesota — 1.0%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,275
5.500%, 01/01/2031	1,085	1,032
5.250%, 01/01/2037	475	346
Cass Lake-Bena, Independent School District No. 115, Ser A, GO, SD CRED PROG
4.000%, 02/01/2040	2,395	2,393
4.000%, 02/01/2041	1,910	1,900
Duluth, Independent School District No. 709, Ser A, COP, SD CRED PROG
5.000%, 02/01/2025	500	504
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	300	311
5.000%, 01/01/2031	300	311
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	915	888
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	2,931
Minnesota Agricultural & Economic Development Board, RB
5.000%, 01/01/2037	1,530	1,704

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	$250	$210
3.000%, 10/01/2041	1,000	804
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2027	600	602

		15,211

Mississippi — 0.1%
Mississippi State, Ser A, RB
5.000%, 10/15/2029	300	312
5.000%, 10/15/2030	850	881
Mississippi State, Ser E, RB
5.000%, 10/15/2029	1,000	1,009

		2,202

Missouri — 0.9%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
4.000%, 10/01/2036	995	1,001
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
5.000%, 11/15/2034	3,000	3,012
Missouri State, Health & Educational Facilities Authority, Mercy Health, RB
4.000%, 06/01/2053	2,000	1,859
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2028	1,000	1,025
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	796
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	615	605
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
5.000%, 01/01/2029	2,000	2,009
St Louis, Airport Revenue, St. Louis Lambert International Airport, AMT, RB
5.000%, 07/01/2032	595	623
5.000%, 07/01/2033	625	654
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	2,350	2,200

		13,784

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nebraska — 1.1%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2036	$4,860	$5,082
5.000%, 09/01/2042	730	756
5.000%, 05/01/2054 (A)	1,020	1,063
Nebraska State, Investment Finance Authority, Ser G, RB, GNMA/FNMA/FHLMC
5.150%, 09/01/2043	1,100	1,133
4.950%, 09/01/2038	550	576
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
5.000%, 01/01/2030	5,500	5,533
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	1,700	1,835
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (A)	700	674

		16,652

Nevada — 0.7%
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,302
Clark County, Stadium Improvement, Ser A, GO
5.000%, 06/01/2043	2,500	2,597
Las Vegas Valley, Water District, Ser A, GO
5.000%, 06/01/2046	2,000	2,034
Las Vegas, Convention & Visitors Authority, Ser B, RB
5.000%, 07/01/2024	200	200
Las Vegas, Convention & Visitors Authority, Ser C, RB
5.000%, 07/01/2030	525	525
Nevada State, Department of Business & Industry, Brightline West Passenger Rail Project, AMT, RB
8.125%, 01/01/2050 (A)(B)	1,950	2,015
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	615
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	420

		10,708

New Hampshire — 0.0%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	300	290
4.000%, 01/01/2030	285	274
4.000%, 01/01/2031	290	278

		842

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey — 3.7%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	$1,000	$1,036
4.000%, 06/01/2032	3,070	3,190
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,170
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,032
5.000%, 06/01/2037	1,225	1,259
New Jersey State, Educational Facilities Authority, Montclair State University, RB, AGM
5.000%, 07/01/2037	810	911
New Jersey State, Health Care Facilities Financing Authority, Greystone Services, RB
5.000%, 09/15/2033	1,200	1,324
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,317
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,747
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2030	1,400	1,460
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2028	1,450	1,483
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,490
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	2,000	2,045
5.000%, 06/15/2029	3,500	3,579
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,758
5.000%, 06/15/2038	2,000	2,181
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2038	255	279

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2038	$1,250	$1,369
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2038	3,000	3,297
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,315
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	2,230	2,301
5.000%, 01/01/2034	330	373
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2042	1,015	1,091
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2031	1,250	1,310
5.000%, 01/01/2032	4,000	4,188
Newark, Board of Education, GO, BAM
5.000%, 07/15/2026	525	539
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	285	296
5.000%, 01/01/2033	425	441
5.000%, 01/01/2034	570	592
5.000%, 01/01/2036	570	590

		56,963

New Mexico — 0.0%
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	650	650

New York — 7.8%
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2029	450	468
5.000%, 07/01/2031	525	553
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	2,033
Long Island, Power Authority, Ser B, RB
0.850%, 09/01/2050 (A)	1,500	1,434
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2045 (A)	500	531
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,195
4.000%, 11/15/2032	1,500	1,501
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/2030	1,000	1,031

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser D-1, RB
5.000%, 11/15/2029	$1,000	$1,018
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,385
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,000
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	5,000	5,227
5.000%, 01/15/2036	1,000	1,076
5.000%, 08/01/2039	605	641
New York City, Housing Development Authority, RB, FHA
4.600%, 08/01/2048	1,090	1,078
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	302
3.000%, 01/01/2034	740	672
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	115
5.000%, 03/01/2030	100	108
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	480
4.000%, 08/01/2037	4,000	4,047
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,796
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,695	1,699
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	6,240	6,894
5.000%, 10/01/2033	280	312
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB, ST AID WITHHLDG
5.000%, 07/15/2035	1,650	1,775
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 11/01/2043	2,500	2,426
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
4.000%, 11/01/2035	185	190

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-1, RB
4.000%, 02/01/2038	$410	$418
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 05/01/2038	1,040	1,157
5.000%, 05/01/2041	1,000	1,099
5.000%, 05/01/2043	1,650	1,799
New York City, Transitional Finance Authority, Sub-Ser D-1, RB
5.000%, 11/01/2041	3,000	3,295
New York City, Transitional Finance Authority, Sub-Ser F-1, RB
5.000%, 02/01/2038	270	302
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
3.000%, 06/15/2040	1,800	1,480
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Pre-Refunded @ 100
5.250%, 07/01/2024 (D)	910	911
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM
Pre-Refunded @ 100
5.000%, 10/01/2028 (D)	5	5
New York State, Dormitory Authority, Ser 2015B-B, RB
5.000%, 03/15/2032	2,500	2,529
5.000%, 03/15/2033	2,500	2,535
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2041	1,000	1,096
New York State, Dormitory Authority, Ser E, RB
4.000%, 03/15/2038	4,845	4,826
3.000%, 03/15/2041	1,500	1,231
New York State, Dormitory Authority, Unrefunded School Districts, RB, AGM
5.000%, 10/01/2033	1,000	1,048
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
2.750%, 02/15/2044	610	440
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
2.875%, 11/15/2046	1,170	826
1.200%, 11/15/2028	1,355	1,143
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 04/01/2025	1,000	992

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	$1,000	$996
New York State, Thruway Authority, Ser A-1-GROUP, RB
4.000%, 03/15/2036	2,895	2,953
3.000%, 03/15/2049	5,000	3,800
New York State, Thruway Authority, Ser P, RB
5.000%, 01/01/2038	145	163
New York State, Transportation Development Corporation, Delta Air Lines Inc, AMT, RB
5.000%, 01/01/2034	4,000	4,124
5.000%, 10/01/2040	2,625	2,719
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
4.000%, 10/01/2030	4,550	4,520
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
5.500%, 06/30/2039	1,000	1,085
5.500%, 06/30/2040	800	864
5.500%, 06/30/2041	1,205	1,297
5.375%, 06/30/2060	1,250	1,295
5.000%, 12/01/2024	125	125
5.000%, 12/01/2025	115	116
5.000%, 12/01/2030	650	684
5.000%, 12/01/2036	4,000	4,241
5.000%, 12/01/2037	3,000	3,164
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AGM
5.500%, 06/30/2043	1,200	1,285
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2033	775	821
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
4.000%, 03/15/2043	2,315	2,243
New York State, Utility Debt Securitization Authority, Ser B, RB
5.000%, 12/15/2035	1,825	1,866
Suffolk Regional Off-Track Betting, RB
5.750%, 12/01/2044	1,750	1,807
Triborough, Bridge & Tunnel Authority, RB
0.000%, 11/15/2036 (F)	905	530

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	$1,000	$1,011
5.000%, 06/01/2030	525	543
5.000%, 06/01/2031	525	543
Westchester County, Local Development, Pace University Project, Ser A, RB
5.000%, 05/01/2034	2,350	2,350
Westchester County, Local Development, Westchester Medical Center Project, RB, AGM
5.000%, 11/01/2047	750	796
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	2,000	2,061

		120,121

North Carolina — 1.0%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,413
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,422
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (A)	1,565	1,556
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	476
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.750%, 07/01/2052	1,570	1,536
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	283
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	707
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	609
North Carolina State, Medical Care Commission, United Methodist Retirement Homes, RB
4.250%, 10/01/2028	265	266
North Carolina State, Turnpike Authority, RB
5.000%, 01/01/2040	1,000	1,115

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	$1,000	$1,060

		15,443

North Dakota — 0.1%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
4.500%, 07/01/2043	760	762
3.550%, 07/01/2033	380	350

		1,112

Ohio — 2.8%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,589
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	3,100	2,773
0.000%, 06/01/2057 (F)	7,035	628
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,030
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,606
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	982
Ohio State, Childrens Hospital Center, RB
5.000%, 08/15/2054 (A)	2,000	2,171
Ohio State, Higher Educational Facility Commission, Kenyon College Project, RB
5.000%, 07/01/2035	680	759
5.000%, 07/01/2037	300	332
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
5.000%, 01/01/2031	1,250	1,312
2.750%, 01/01/2052 (A)	480	460
Ohio State, Hospital Facility Authority, University Hospital Health System Project, Ser B, RB
5.000%, 01/15/2050 (A)	3,230	3,248
Ohio State, Housing Finance Agency, Ser A, RB
3.000%, 03/01/2052	660	634
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	659
Ohio State, Water Development Authority, Fresh Water Bonds, Ser A, RB
5.000%, 12/01/2040	5,545	6,153

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser A, RB
5.000%, 12/01/2041	$4,000	$4,439
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
5.000%, 12/01/2042	7,000	7,660
Port of Greater Cincinnati, Development Authority, RB
5.000%, 12/01/2038	495	549
5.000%, 12/01/2041	1,000	1,086

		43,070

Oklahoma — 0.2%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
5.000%, 09/01/2033	930	1,011
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
5.250%, 08/15/2043	1,510	1,543

		2,554

Oregon — 0.7%
Clackamas County, Hospital Facility Authority, Rose Villa Project, Ser A, RB
5.125%, 11/15/2040	500	484
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO, SCH BD GTY
5.000%, 06/15/2024	250	250
5.000%, 06/15/2025	275	279
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	266
5.000%, 08/15/2034	1,000	1,068
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2035	2,500	2,539
5.000%, 06/01/2046	2,500	2,511
Oregon State, GO
5.000%, 05/01/2040	1,970	2,183
Umatilla County, School District No. 8R Hermiston, Ser A, GO, SCH BD GTY
0.000%, 06/15/2027 (F)	1,000	890

		10,470

Pennsylvania — 8.1%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	$1,850	$1,816
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,004
Doylestown, Hospital Authority, RB
5.000%, 07/01/2031 (B)	835	843
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (D)	725	725
5.000%, 07/01/2024 (D)	875	876
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,000	2,051
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,211
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	2,914
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,591
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,626
Octorara Area, School District, GO, AGM
4.000%, 04/01/2025	650	651
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,057
5.000%, 06/01/2032	2,150	2,248
5.000%, 06/01/2033	3,500	3,657
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	8,235	8,884
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 05/15/2039	600	644
Pennsylvania State, Economic Development Financing Authority, RB, AGM
5.000%, 01/01/2039	540	571

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	$2,300	$2,515
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	2,000	2,035
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2031	1,450	1,522
Pennsylvania State, Housing Finance Agency, RB
5.125%, 10/01/2041	1,220	1,268
Pennsylvania State, Housing Finance Agency, Ser 142-A, RB
5.500%, 10/01/2053	1,115	1,160
4.850%, 10/01/2043	4,650	4,713
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, RB
5.000%, 12/01/2030	5,000	5,152
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
5.000%, 12/01/2033	6,000	6,243
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2033	3,000	3,040
5.000%, 12/01/2039	250	274
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	481
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,019
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	744
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.000%, 12/01/2037	4,570	4,636
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2029	1,500	1,588
5.000%, 09/01/2034	1,410	1,521
5.000%, 09/01/2036	2,000	2,086
4.000%, 09/01/2035	5,000	5,035
4.000%, 09/01/2038	3,000	3,008
Philadelphia, School District, Ser F, GO, ST AID WITHHLDG
5.000%, 09/01/2028	3,390	3,472
5.000%, 09/01/2030	7,975	8,135
Philadelphia, Ser A, GO
5.000%, 05/01/2032	5,905	6,434

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Water & Wastewater Revenue, RB
5.000%, 10/01/2033	$2,000	$2,183
Philadelphia, Water & Wastewater Revenue, Ser B, RB
4.000%, 07/01/2035	3,850	3,852
Philadelphia, Water & Wastewater Revenue, Ser B, RB, AGM
5.000%, 09/01/2040	4,520	4,941
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	2,250	2,505
West Branch Area, School District, GO, AGM
4.000%, 05/15/2034	390	392
4.000%, 05/15/2037	445	443

		124,966

Puerto Rico — 2.9%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)(H)	2,990	785
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)(H)	1,000	263
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)(H)	3,035	797
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (C)	2,940	772
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,354	1,315
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authourity, AMT, RB
6.500%, 01/01/2042	2,000	2,355
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
4.750%, 07/01/2053	1,000	989
0.000%, 07/01/2046 (F)	10,000	3,185
0.000%, 07/01/2051 (F)	12,042	2,848
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	8,625	8,677
0.000%, 07/01/2029 (F)	1,500	1,238
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	5,750	5,712
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	3,400	3,552
4.000%, 07/01/2035	1,500	1,470
4.000%, 07/01/2046	3,600	3,242

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Sub-Ser CW, Note
0.000%, 11/01/2043 (A)(I)	$11,135	$6,904

		44,104

Rhode Island — 0.7%
Rhode Island State, Health & Educational Building Authority, Central Falls Public School Projects, RB, ST APPROP
4.000%, 05/15/2041	5,420	5,223
Rhode Island State, Health & Educational Building, Bryant University, RB
5.000%, 06/01/2041	575	619
Rhode Island State, Health & Educational Building, Lifespan Obligation Group, RB
5.250%, 05/15/2049	1,650	1,724
5.000%, 05/15/2039	550	584
5.000%, 05/15/2044	600	623
Rhode Island State, Housing & Mortgage Finance, Homeownership Opportunity, Ser 81-A, RB, GNMA
5.250%, 10/01/2043	1,750	1,818

		10,591

South Carolina — 1.8%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	600	642
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,119
Piedmont, Municipal Power Agency, Ser E, RB
5.000%, 01/01/2025	385	387
South Carolina State, Housing Finance & Development Authority, Ser A, RB
5.750%, 01/01/2054	1,650	1,755
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	460	451
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,870	1,900
South Carolina State, Jobs-Economic Development Authority, Novant Health Obligated Group, RB
5.000%, 11/01/2035	885	994
5.000%, 11/01/2037	655	728
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2030	1,500	1,553
4.000%, 07/01/2035	1,160	1,115

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2025	$385	$391
5.000%, 12/01/2031	540	576
5.000%, 12/01/2036	2,750	2,963
4.000%, 12/01/2034	2,000	2,003
4.000%, 12/01/2036	2,250	2,238
4.000%, 12/01/2038	175	172
South Carolina State, Public Service Authority, Ser C, RB
5.000%, 12/01/2026	2,300	2,300
South Carolina State, Public Service Authority, Ser E, RB, AGM
5.250%, 12/01/2038	2,500	2,731

		28,018

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
5.000%, 11/01/2027	830	845
5.000%, 11/01/2028	900	918
5.000%, 11/01/2035	1,005	1,021
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
6.000%, 05/01/2054	280	296
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	595	588

		3,668

Tennessee — 1.1%
Chattanooga, Commonspirit Health, Ser A, RB
5.000%, 08/01/2034	1,015	1,075
5.000%, 08/01/2035	420	444
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser A-1, RB, BAM
5.000%, 07/01/2037	300	326
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser B-1, RB, BAM
5.000%, 07/01/2044	2,200	2,305
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Belmont University, RB
5.000%, 05/01/2038	705	758
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Vanderbilt University Medical Center, RB
5.000%, 07/01/2033	835	920

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nashville & Davidson County, Metropolitan Government, Sports Authority, Ser A, RB, AGM
5.000%, 07/01/2043	$1,300	$1,389
Nashville, Metropolitan Government, GO
4.000%, 07/01/2033	3,000	3,031
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	2,500	2,478
Tennessee State, Energy Acquisition, RB
4.000%, 11/01/2049 (A)	2,500	2,498
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	1,650	1,660
Tennessee State, Housing Development Agency, AMT, RB
4.000%, 07/01/2045	235	234

		17,118

Texas — 9.5%
Arlington, Higher Education Finance, Harmony Public Schools, RB, PSF-GTD
5.000%, 02/15/2036	715	777
Arlington, Higher Education Finance, Riverwalk Education Foundation, RB, PSF-GTD
5.000%, 08/15/2038	810	882
5.000%, 08/15/2040	695	749
Arlington, Special Tax Revenue, Special Tax, AGM
5.000%, 02/15/2030	2,000	2,012
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,579
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	900	914
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	469
Boerne, Independent School District, GO, PSF-GTD
4.000%, 02/01/2054 (A)	225	229
3.125%, 02/01/2053 (A)	930	912
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	774
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	215
Central Texas, Turnpike System, Sub-Ser C, RB
5.000%, 08/15/2031	2,500	2,506
5.000%, 08/15/2033	6,500	6,514
5.000%, 08/15/2037	1,475	1,477

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	$640	$635
Clear Creek, Independent School District, Ser B-REMK, GO, PSF-GTD
3.600%, 02/15/2035 (A)	1,060	1,058
Clifton, Higher Education Finance, International Leadership, RB, PSF-GTD
5.000%, 08/15/2035	900	994
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2027	1,050	1,052
5.000%, 08/15/2037	1,000	1,088
4.000%, 08/15/2032	1,000	1,008
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,551
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	1,500	1,625
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2031	1,000	985
4.000%, 08/15/2034	500	479
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	1,000	1,020
5.000%, 11/01/2031	1,250	1,275
5.000%, 11/01/2032	2,500	2,550
5.000%, 11/01/2033	1,175	1,197
5.000%, 11/01/2034	1,000	1,018
5.000%, 11/01/2035	1,000	1,018
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	1,000	1,040
Dallas-Fort Worth, International Airport Revenue, Ser C, AMT, RB
5.000%, 11/01/2031	3,000	3,203
Dayton, Independent School District, GO, PSF-GTD
4.000%, 02/15/2040	3,000	2,921
Denton, Utility System Revenue, RB
5.000%, 12/01/2032	7,500	7,686
El Paso, GO
5.000%, 08/15/2034	2,050	2,089
Garland Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2042	2,500	2,710
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,850

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	$2,000	$2,039
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
5.000%, 11/15/2028	2,500	2,507
5.000%, 11/15/2029	2,325	2,331
5.000%, 11/15/2030	3,310	3,318
Harris County, Houston Sports Authority, Ser C, RB
5.000%, 11/15/2033	1,100	1,102
Harris County, Industrial Development, RB
4.050%, 11/01/2050 (A)	390	388
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	281
5.000%, 12/01/2032	300	325
Houston, Airport System Revenue, Sub-Ser B, RB
5.000%, 07/01/2029	3,685	3,907
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2029	2,450	2,536
5.000%, 07/01/2032	1,500	1,553
Houston, Airport System Revenue, Sub-Ser, RB, AGM
5.000%, 07/01/2032	1,500	1,677
Houston, Hotel Occupancy Tax & Special Revenue, RB
4.000%, 09/01/2025	215	215
4.000%, 09/01/2026	160	161
Lamar, Consolidated Independent School District, GO
5.000%, 02/15/2039	2,000	2,186
Lower Colorado, River Authority, RB
5.000%, 05/15/2031	1,000	1,010
Midland, Independent School District, RB, PSF-GTD
5.000%, 02/15/2038	5,000	5,554
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,645	1,712
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	673
North Texas, Tollway Authority, RB
5.000%, 01/01/2035	1,800	1,881
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2031	1,410	1,435
5.000%, 01/01/2034	6,285	6,379
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2031	1,775	1,804

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Northwest, Independent School District, GO, PSF-GTD
4.000%, 02/15/2043	$7,000	$6,865
Pasadena, Independent School District, GO, PSF-GTD
5.000%, 02/15/2039	1,245	1,370
5.000%, 02/15/2040	225	246
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,541
5.000%, 02/01/2034	1,700	1,855
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,026
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	735	705
San Antonio, River Authority, Wastewater System Revenue, RB, BAM
4.000%, 01/01/2039	790	780
Southwest Texas, Independent School District, GO, PSF-GTD
5.000%, 02/01/2035	445	494
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
5.000%, 11/15/2032	1,500	1,524
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser A, RB
5.000%, 07/01/2053 (A)	2,000	2,200
Taylor, GO
5.000%, 08/15/2037	840	935
5.000%, 08/15/2038	880	973
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	585	601
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2030	285	292
5.000%, 12/15/2032	715	738
Texas State, Municipal Gas Acquisition & Supply IV, Ser B, RB
5.500%, 01/01/2054 (A)	7,000	7,719
Texas State, Ser B, GO
4.000%, 08/01/2031	435	435
Texas State, Transportation Commission State, Highway Fund, GO
5.000%, 04/01/2028	2,630	2,682
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	3,881
University of Texas, Board of Regents, Ser A, RB
5.000%, 08/15/2037	2,000	2,269

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Texas, Permanent University Fund, Ser B, RB
5.000%, 07/01/2035	$1,000	$1,157
Uptown Development Authority, TA
4.000%, 09/01/2033	400	381
4.000%, 09/01/2035	275	256

		146,960

Utah — 0.4%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	5,000	5,095
Salt Lake City, Airport Revenue, Ser B, RB
5.000%, 07/01/2035	1,500	1,557

		6,652

Virgin Islands — 0.1%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	1,065	1,103

Virginia — 1.9%
Arlington County, Industrial Development Authority, Arlington Health System, Virginia Hospital, Ser A, RB
5.000%, 07/01/2053 (A)	880	933
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	287
5.000%, 07/01/2027	250	260
5.000%, 07/01/2028	375	395
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (A)	1,320	1,320
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	430	448
5.000%, 10/01/2047	1,225	1,259
James City County, Economic Development Authority, RB
5.250%, 12/01/2027	190	191
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,090
Virginia Beach, Development Authority, RB
5.375%, 09/01/2029	465	482
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,110
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,583

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	$1,085	$1,141
5.000%, 06/30/2042	2,000	2,054
5.000%, 12/31/2047	440	446
4.000%, 07/01/2030	1,140	1,135
4.000%, 07/01/2031	365	363
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	493
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (F)	34,300	9,336

		29,326

Washington — 3.0%
King & Snohomish Counties, School District No. 417, RB, SCH BD GTY
5.000%, 12/01/2042	5,000	5,529
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	7,944
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	5,236
5.000%, 04/01/2036	1,500	1,560
5.000%, 08/01/2041	1,000	1,045
Port of Seattle, RB
4.000%, 06/01/2038	1,000	997
Snohomish County, School District No. 15 Edmonds, RB, SCH BD GTY
5.000%, 12/01/2038	825	924
Washington State, Electric Revenue, Energy Northwest, Columbia Generating Station Project, RB
5.000%, 07/01/2040	2,500	2,710
Washington State, GO
4.000%, 07/01/2036	4,500	4,650
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2042	1,800	1,800
Washington State, Housing Finance Commission, Radford & Norheim Courts, RB
5.000%, 07/01/2036	1,645	1,763
5.000%, 07/01/2038	1,000	1,057
Washington State, Housing Finance Commission, Social Certificate, Ser A-, RB
3.500%, 12/20/2035	955	846
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	695

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Ser A, GO
5.000%, 08/01/2035	$1,665	$1,846
Washington State, Ser B-BID, GO
5.000%, 02/01/2043	4,685	5,087
Washington State, Ser R-2015E, GO
5.000%, 07/01/2031	2,730	2,750

		46,439

West Virginia — 0.4%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project, RB
3.750%, 12/01/2042 (A)	2,300	2,294
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2032	1,510	1,595
5.000%, 06/01/2034	1,000	1,055
5.000%, 06/01/2035	1,005	1,061

		6,005

Wisconsin — 3.2%
Milwaukee, Ser B4, GO, AGM
5.000%, 04/01/2036	2,965	3,266
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2037	500	498
4.000%, 04/01/2039	295	287
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (F)	370	296
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2031	4,155	4,367
5.000%, 08/15/2054 (A)	2,000	2,039
3.540%, 08/15/2054 (A)	1,125	1,111
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
5.000%, 11/15/2030	3,810	3,894
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,901
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	555
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
5.000%, 08/15/2034	1,155	1,157

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	$470	$463
5.000%, 11/01/2030	1,035	1,010
5.000%, 11/01/2039	500	454
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	592
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Community, RB
5.750%, 08/15/2059	220	223
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
5.000%, 12/01/2029	1,650	1,652
Wisconsin State, Housing & Economic Development Authority, Ser B, RB, FHA
0.500%, 11/01/2050 (A)	220	215
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (B)	1,390	1,361
Wisconsin State, Public Finance Authority, Appalachian Regional Healthcare System, RB
5.000%, 07/01/2041	750	730
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	225
4.000%, 07/01/2028	225	225
4.000%, 07/01/2029	225	225
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	10,450	10,166
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2042	1,475	1,493
5.000%, 02/01/2052	755	741
5.000%, 02/01/2062	1,845	1,793
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	6,880	7,016

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Intermediate-Term Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	$285	$283
4.000%, 10/01/2026	300	298
4.000%, 10/01/2027	125	124
4.000%, 10/01/2028	250	250

		48,910

Total Municipal Bonds
(Cost $1,576,319) ($ Thousands)		1,526,539

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.050%**†	2,167,178	2,167
Total Cash Equivalent
(Cost $2,167) ($ Thousands)		2,167
Total Investments in Securities — 99.2%
(Cost $1,578,486) ($ Thousands)		$1,528,706

Percentages are based on Net Assets of $1,540,969 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $32,533 ($ Thousands), representing 2.1% of the Net Assets of the Fund.
(C)	Security is in default on interest payment.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security.
(G)	Securities are held in connection with a letter of credit issued by a major bank.
(H)	Level 3 security in accordance with fair value hierarchy.
(I)	No interest rate available.

The following is a summary of the transactions with affiliates for the period ended May 31, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,037	$108,462	$(107,332)	$—	$—	$2,167	$137	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 101.0%
Alabama — 5.7%
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	$3,940	$3,936
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 12/01/2025	880	891
Black Belt, Energy Gas District, Ser E, RB
5.000%, 06/01/2024	1,250	1,250
Black Belt, Energy Gas District, Ser S, RB
4.000%, 12/01/2024	1,765	1,763
4.000%, 12/01/2025	7,520	7,507
4.000%, 10/01/2052 (A)	2,500	2,495
Black Belt, Energy Gas District, Sub-Ser, RB
4.978%, 07/01/2052 (A)	2,000	2,010
Columbia, Industrial Development Board, Pollution Control Revenue, Alabama Power Company Project, RB
3.810%, 12/01/2037 (A)	7,000	6,821
Energy Southeast, A Cooperative District, Ser B, RB
5.000%, 12/01/2027	250	253
Lower Alabama, Gas District, RB
4.000%, 12/01/2024	500	499
4.000%, 12/01/2025	730	724
4.000%, 12/01/2050 (A)	10,000	9,988
Selma, Industrial Development Board, International Paper Co Project, RB
1.375%, 05/01/2034 (A)	5,250	5,118
Southeast Alabama, Energy Authority, Cooperative District Project #4, Ser B-1, RB
5.000%, 08/01/2024	1,300	1,301
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
5.000%, 04/01/2026	1,500	1,510
5.000%, 04/01/2027	500	505
5.000%, 04/01/2028	1,250	1,264

		47,835

Alaska — 0.2%
Alaska State, International Airports System, Ser C, AMT, RB
5.000%, 10/01/2025	1,980	2,006

Arizona — 1.8%
Arizona State, Health Facilities Authority, RB
3.610%, 01/01/2046 (A)	800	790
Arizona State, Health Facilities Authority, RB
Pre-Refunded @ 100
3.610%, 11/04/2025 (A)(B)	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Phoenix Children's Hospital, RB
5.000%, 02/01/2025	$685	$691
Chandler, Industrial Development Authority, Intel Corporation Project, Ser S, AMT, RB
5.000%, 09/01/2052 (A)	1,300	1,327
Maricopa County, Industrial Development Authority, Banner Health, RB
3.930%, 01/01/2035 (A)	3,485	3,482
Phoenix, Civic Improvement Authority, AMT, RB
5.000%, 07/01/2025	1,100	1,114
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2027	7,000	7,242

		14,846

California — 3.2%
Alameda, Unified School District, Ser A, GO, AGM
0.000%, 08/01/2026 (C)	1,000	925
California State, Choice Financing Authority, Clean Energy Project, RB
4.000%, 10/01/2052 (A)	2,710	2,709
California State, Choice Financing Authority, Clean Energy Project, Ser B, RB
4.000%, 08/01/2025	555	554
California State, Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	446
California State, GO
5.000%, 03/01/2027	4,630	4,677
California State, Housing Finance Agency, Ser I, RB
5.000%, 05/01/2054 (A)	5,500	5,609
California State, Municipal Finance Authority, Waste Management Project, AMT, RB
4.800%, 11/01/2041 (A)	2,000	2,001
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(D)	1,500	1,458
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2024	245	245
Newman-Crows Landing, Unified School District, GO
0.000%, 08/01/2025 (C)	500	478

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Northern California, Energy Authority, RB
5.000%, 08/01/2025	$650	$655
5.000%, 08/01/2026	450	456
5.000%, 08/01/2027	700	715
Pittsburg, Redevelopment Agency Successor Agency, TA, AMBAC
0.000%, 08/01/2028 (C)	500	425
Rio, Elementary School District, GO, BAM
0.000%, 07/01/2028 (C)	3,705	3,152
San Mateo County, Community College District, Ser C, GO, NATL
0.000%, 09/01/2025 (C)	1,250	1,196
0.000%, 09/01/2029 (C)	500	415
Southern California, Public Power Authority, Clean Energy Project, Ser A, RB
5.000%, 09/01/2030	350	365

		26,481

Colorado — 3.0%
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2027	485	499
Colorado State, Health Facilities Authority, Commonspirit Health, RB
5.000%, 11/01/2024	400	402
5.000%, 11/01/2025	350	356
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
5.000%, 08/01/2049 (A)	1,295	1,308
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,034
Colorado State, Health Facilities Authority, Intermountain Healthcare, RB
5.000%, 05/15/2062 (A)	615	645
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
3.910%, 05/15/2061 (A)	1,500	1,492
Colorado State, School of Mines, Ser D, RB
4.230%, 12/01/2025 (A)	975	975
Colorado State, Science & Technology Park, Metropolitan District No. 1, Ser A, RB, AGM
5.000%, 12/01/2026	375	385
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2028	260	272
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.000%, 11/15/2025	1,000	1,017
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2026	2,500	2,535

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
E-470, Public Highway Authority, Ser B, RB
3.928%, 09/01/2039 (A)	$7,465	$7,456
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 07/15/2024	300	300
5.000%, 01/15/2025	300	301
5.000%, 07/15/2025	480	485
3.000%, 01/15/2026	405	397
University of Colorado, Green Bonds, Ser C, RB
2.000%, 06/01/2054 (A)	3,855	3,827
Wildwing, Metropolitan District No. 5, GO, AGM
5.000%, 12/01/2027	140	146
5.000%, 12/01/2028	155	163
5.000%, 12/01/2029	165	176
5.000%, 12/01/2030	120	129

		25,300

Connecticut — 1.6%
Connecticut State, Health & Educational Facilities Authority, Sacred Heart Univeristy, Ser K, RB
5.000%, 07/01/2025	1,170	1,185
Connecticut State, Health & Educational Facilities Authority, Yale University, Ser A-, RB
2.400%, 07/01/2042 (A)	1,000	1,000
Connecticut State, Housing Finance Authority, Housing Mortgage Finance Program, RB
0.300%, 11/15/2024	500	491
Connecticut State, Housing Finance Authority, RB
3.650%, 11/15/2052 (A)	7,295	7,235
Connecticut State, Housing Finance Authority, Ser A4, RB
3.660%, 11/15/2050 (A)	1,315	1,315
Connecticut State, SIFMA Index Project, Ser A, GO
4.350%, 03/01/2025 (A)	1,815	1,821
West Haven, GO, BAM
5.000%, 02/15/2025	230	232
5.000%, 02/15/2026	200	203

		13,482

Delaware — 0.6%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	4,924

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware State, Housing Authority, Single Family Mortgage, Ser A, RB, GNMA/FNMA/FHLMC
3.250%, 01/01/2026	$285	$282

		5,206

District of Columbia — 1.0%
District of Columbia, Housing Finance Agency, Parcel 42 Project, RB
1.700%, 09/01/2041 (A)	7,160	7,006
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2031	1,650	1,682

		8,688

Florida — 1.8%
Florida Insurance Assistance Interlocal Agency, Ser A-1, RB
5.000%, 09/01/2028	1,500	1,541
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (B)	6,445	6,485
Florida State, Development Finance, Lakeland Regional Health Systems, RB
5.000%, 11/15/2024	1,200	1,205
Lee County, Industrial Development Authority, Shell Point, RB
4.000%, 11/15/2025	210	208
Miami-Dade County, Expressway Authority, Ser B, RB
5.000%, 07/01/2028	1,000	1,001
Miami-Dade County, Industrial Development Authority, Waste Management Project, AMT, RB
3.735%, 11/01/2048 (A)	500	500
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2024	225	224
4.000%, 10/01/2025	235	233
Pasco County, H Lee Moffitt Cancer Center & Research Institute, RB, AGM
5.250%, 09/01/2027	300	315
Polk County, Housing Finance Authority, Episcopal Catholic Apartments, RB, FHA
4.150%, 12/01/2040 (A)	3,000	2,999

		14,711

Georgia — 4.7%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB, NATL
5.500%, 11/01/2027	2,825	2,935

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Bartow County, Development Authority, Georgia Power Plant, RB
2.875%, 08/01/2043 (A)	$1,800	$1,767
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
3.875%, 10/01/2032 (A)	2,500	2,504
2.875%, 12/01/2049 (A)	4,000	3,928
College Park, Business & Industrial Development Authority, Somersby Project, Ser B, RB
1.250%, 07/01/2025 (A)	2,125	2,119
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2027	1,100	1,108
4.000%, 12/01/2024	1,100	1,095
4.000%, 03/01/2026	500	496
4.000%, 09/01/2026	415	411
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 06/01/2025	650	652
5.000%, 03/01/2026	850	858
5.000%, 09/01/2026	850	861
5.000%, 03/01/2027	400	406
4.000%, 08/01/2049 (A)	18,260	18,253
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 05/01/2052 (A)	1,540	1,538
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	729

		39,660

Guam — 0.1%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2027	710	735

Illinois — 5.6%
Berwyn, Ser A, GO
5.000%, 12/01/2024	820	824
Chicago Heights, Olympic Village Apartments Project, RB, FHA/GNMA
2.875%, 08/01/2027 (A)	2,000	1,963
Chicago, Midway International Airport, Ser B, RB
5.000%, 01/01/2030	575	619
5.000%, 01/01/2031	230	250
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2027	1,000	1,003
Chicago, Ser A, GO
5.000%, 01/01/2029	1,500	1,584
Chicago, Ser B-EXCHANGE, GO
4.000%, 01/01/2030	1,000	1,006

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Wastewater Transmission, RB, BAM
5.000%, 01/01/2029	$675	$720
Cook County, School District No. 233 Homewood-Flossmoor, GO
4.000%, 12/01/2024	1,605	1,604
Geneva, GO
4.000%, 02/01/2026	400	402
Granite, Solid Waste Disposal, Waste Management Project, AMT, RB
1.250%, 05/01/2027	4,100	3,677
Illinois State, Finance Authority, American Water Capital Corp Project, RB
3.875%, 05/01/2040 (A)	1,000	988
Illinois State, Finance Authority, Field Museum of Natural History, RB
4.938%, 11/01/2034 (A)	1,940	1,936
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	1,500	1,500
Illinois State, Finance Authority, Silver Cross Hospital & Medical Centers, RB
5.000%, 08/15/2029	1,270	1,280
Illinois State, Finance Authority, The Chicago School, RB
5.000%, 04/01/2027	300	308
5.000%, 04/01/2028	400	416
Illinois State, Finance Authority, University of Chicago Medical Center, Ser A, RB
5.000%, 08/15/2029 (D)	2,500	2,522
Illinois State, Finance Authority, University of Chicago Medical Center, Ser B-1, RB
5.000%, 08/15/2052 (A)	1,500	1,516
Illinois State, Finance Authority, Waste Management Inc, AMT, RB
4.600%, 10/01/2053 (A)	5,500	5,565
Illinois State, GO
5.000%, 05/01/2030	1,145	1,146
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	957
Illinois State, Housing Development Authority, Marshall Field Garden Apartment Homes, RB, FNMA
4.360%, 05/15/2050 (A)(E)	1,000	1,000
Illinois State, Ser A, GO
5.000%, 11/01/2026	2,740	2,814
Illinois State, Ser D, GO
5.000%, 11/01/2024	945	949
5.000%, 11/01/2026	3,515	3,610
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	1,500	1,504

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	$270	$272
5.000%, 01/01/2036	110	111
Macon & De Witt Counties, Community Unit School District No. 2 Maroa-Forsyth, Ser C, GO, BAM
4.000%, 12/01/2025	1,260	1,262
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,007
Springfield, Electric Revenue, RB
5.000%, 03/01/2028	1,915	1,931
University of Illinois, University of Illinios Health Services Facilities System, RB
5.000%, 10/01/2027	375	389
5.000%, 10/01/2028	475	496
Will County, Community Unit School District No. 201-U Crete-Monee, Ser U-A, GO, BAM
5.000%, 01/01/2028	350	363

		47,494

Indiana — 5.9%
Clark-Pleasant, Community School, GO
5.000%, 01/15/2025	1,030	1,034
Fort Wayne, Redevelopment Authority, Grand Wayne Center Project, RB
4.000%, 02/01/2025	500	501
4.000%, 08/01/2025	810	813
Indiana State, Finance Authority, Indiana University Health, RB
2.250%, 12/01/2058 (A)	7,150	7,026
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,848
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects, RB
3.550%, 05/01/2037 (A)	1,930	1,876
3.450%, 07/01/2025	14,260	14,078
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, AMT, RB
5.000%, 01/01/2026	1,085	1,101
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2025	650	659
Indianapolis, Local Public Improvement Bond Bank, Ser E, RB, AMBAC
0.000%, 02/01/2025 (C)	3,545	3,449
Rockport, Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025	10,465	10,332

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Terre Haute, Sanitary District, RB
5.250%, 09/28/2028	$1,000	$996
Westfield, Redevelopment Authority, RB
5.000%, 07/01/2027	480	498
Westfield-Washington, School District, GO
6.000%, 01/15/2026	340	347
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	4,865	4,870

		49,428

Kansas — 0.9%
Kansas State, Department of Transportation, Ser C, RB
4.311%, 09/01/2024 (A)	2,925	2,927
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,235	1,249
Reno County, Unified School District No. 308 Hutchinson, GO
3.000%, 09/01/2024	1,000	994
Valley Center, Ser 1, GO
4.375%, 12/01/2025	2,500	2,500

		7,670

Kentucky — 3.1%
Kentucky State, Economic Development Finance Authority, Norton Healthcare Inc, RB, NATL
0.000%, 10/01/2024 (C)	1,145	1,127
Kentucky State, Housing Corporation, Beecher Terrace Phase IV Project, RB, FHA
5.000%, 09/01/2043 (A)	4,315	4,377
Kentucky State, Interlocal School Transportation Association, COP
4.000%, 03/01/2028	1,255	1,264
Kentucky State, Public Energy Authority, Gas Supply, Ser B, RB
4.000%, 01/01/2049 (A)	2,835	2,834
Kentucky State, Public Energy Authority, Gas Supply, Ser C-1, RB
4.000%, 12/01/2049 (A)	2,000	1,999
Kentucky State, Public Energy Authority, Ser A, RB
5.000%, 07/01/2026	450	457
5.000%, 07/01/2028	1,000	1,016
4.000%, 12/01/2049 (A)	7,500	7,495
Rural Water, Financing Agency, RB
3.700%, 05/01/2027	2,000	1,982

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Trimble County, Environmental Facilities, AMT, RB
4.700%, 06/01/2054 (A)	$1,500	$1,501
University of Louisville, Ser F, RB
5.000%, 03/01/2027	2,000	2,059

		26,111

Louisiana — 2.6%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
4.238%, 05/01/2043 (A)	1,950	1,914
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage, Sub-Ser, RB
0.875%, 02/01/2046 (A)	2,000	1,950
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2026	1,355	1,384
5.000%, 08/15/2027	1,000	1,026
Louisiana State, Offshore Terminal Authority, Ser A, RB
4.150%, 09/01/2027	2,500	2,481
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
5.000%, 05/15/2050 (A)	1,000	1,007
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	8,000	7,980
2.100%, 06/01/2037 (A)	3,000	2,992
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	1,000	953

		21,687

Maryland — 2.8%
Maryland State, Community Development Administration, Rosemont LP, Ser I, RB
4.375%, 01/01/2025 (D)	6,325	6,301
Maryland State, Community Development Administration, South Street Senior LLC, Ser D, RB
3.150%, 07/01/2024	2,000	1,995
Maryland State, Health & Higher Educational Facilities Authority, Frederick Heath System, RB
5.000%, 07/01/2026	450	459
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
5.000%, 07/01/2045 (A)	6,250	6,286

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Stadium Authority, Football Stadium, Ser A, RB
5.000%, 03/01/2026	$410	$419
5.000%, 03/01/2028	1,110	1,170
Washington Suburban, Sanitary Commission, RB
2.550%, 06/01/2027 (A)	6,500	6,500

		23,130

Massachusetts — 2.0%
Boston, Housing Authority, Ser B, RB
5.000%, 04/01/2025	400	405
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	1,435	1,453
3.960%, 07/01/2049 (A)(D)	6,250	6,230
Massachusetts State, Development Finance Agency, Springfield College, RB
5.000%, 06/01/2024	1,015	1,015
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
1.250%, 05/01/2027 (D)	2,500	2,242
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2027	435	453
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2024	575	575
5.000%, 07/01/2025	850	860
5.000%, 07/01/2026	1,000	1,016
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System, Ser G, RB, AGM
3.750%, 07/01/2042 (A)	1,325	1,325
Massachusetts State, Housing Finance Agency, Sustainability Bonds, Ser A, RB, FHA
0.450%, 12/01/2024	1,000	981

		16,555

Michigan — 2.0%
Chippewa Valley, Schools, GO, Q-SBLF
5.000%, 05/01/2025	900	911
Michigan State, Finance Authority, Henry Ford Health, Detroit South Campus, Central Utility Plant Project, RB
5.000%, 08/31/2027	355	367
Michigan State, Hospital Finance Authority, Trinity Health Credit Group, Ser C-, RB
5.000%, 12/01/2025	1,050	1,072

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Housing Development Authority, Clark Road Senior Apartments Project, RB
4.500%, 12/01/2042 (A)	$5,500	$5,517
Michigan State, Housing Development Authority, Rental Housing, Ser A, RB
3.300%, 04/01/2026	6,135	6,006
Wayne County, Airport Authority, Ser F, AMT, RB
5.000%, 12/01/2027	3,055	3,086

		16,959

Minnesota — 1.8%
Gibbon, Independent School District No. 2365, Ser A, GO
6.000%, 02/01/2026	280	291
6.000%, 02/01/2027	200	212
Kiester, Ser A, GO
3.625%, 12/01/2026	1,710	1,692
Minneapolis, Allina Health System, Ser A, RB
5.000%, 11/15/2052 (A)	2,000	2,093
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2026	1,310	1,320
Minneapolis-State, Paul Metropolitan Airports Commission, Sub-Ser S, AMT, RB
5.000%, 01/01/2025	750	753
5.000%, 01/01/2026	450	457
Minnesota State, Higher Education Facilities Authority, Ser A, RB
5.000%, 10/01/2025	335	340
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	570	510
1.050%, 07/01/2026	1,145	1,044
0.950%, 01/01/2026	1,140	1,061
0.875%, 07/01/2025	1,130	1,076
0.800%, 01/01/2025	565	550
Minnesota State, Municipal Gas Agency, Ser A, RB
4.000%, 12/01/2024	1,500	1,500
Roseville, Independent School District No. 623, Ser A, COP
5.000%, 04/01/2026	500	505
Southern Minnesota, Municipal Power Agency, Ser A, RB, NATL
0.000%, 01/01/2025 (C)	1,465	1,428

		14,832

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi — 0.5%
Warren County, Environmental Improvement Revenue, International Paper Co Project, AMT, RB
1.600%, 08/01/2027 (A)	$2,000	$1,954
Warren County, Gulf Opportunity Zone Revenue, International Paper Co Project, RB
1.375%, 08/01/2027 (A)	2,500	2,437

		4,391

Missouri — 1.6%
Barry County, Law Enforcement Center Project, COP
5.000%, 10/01/2027	580	593
Jackson County, RB
5.000%, 12/01/2027	1,110	1,164
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT, RB
3.500%, 05/01/2038 (A)	9,650	9,527
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	565	580
Missouri State, Public Utilities Commission, RB
4.000%, 12/01/2024	2,000	1,996

		13,860

Nebraska — 0.6%
Central Plains, Energy Project, RB
4.000%, 12/01/2049 (A)	370	370
Central Plains, Energy Project, Ser A, RB
5.000%, 05/01/2054 (A)	1,000	1,042
Douglas County, Hospital Authority No. 3, Nebraska Methodist Health System, RB
5.000%, 11/01/2027	1,260	1,277
Gretna, COP
5.000%, 12/15/2025	2,000	2,012

		4,701

New Hampshire — 0.5%
National Finance Authority, New Hampshire Pollution Control Refunding, New York State Electric & Gas Corporation Project, AMT, RB
4.000%, 12/01/2028	525	516

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hampshire State, Housing Finance Authority, Ser 4, RB, FHA
3.700%, 01/01/2027	$1,870	$1,822
3.625%, 04/01/2026	1,750	1,719

		4,057

New Jersey — 3.4%
Bergen County, Improvement Authority, RB
4.500%, 05/28/2025	1,250	1,257
Jersey City, Municipal Utilities Authority, Sewer Projects, Ser B, RB
5.000%, 05/01/2025	2,000	2,016
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,597
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
4.610%, 09/01/2025 (A)	1,050	1,051
New Jersey State, Economic Development Authority, School Facilities Construction, Ser GGG, RB
5.250%, 09/01/2025 (D)	1,000	1,019
New Jersey State, Economic Development Authority, Ser A, RB
4.125%, 06/15/2026	860	860
New Jersey State, GO
5.000%, 06/01/2027	1,015	1,060
New Jersey State, Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, RB
5.000%, 09/15/2024	4,000	4,013
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas, RB
5.000%, 07/01/2029	1,605	1,646
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2025	2,850	2,888
New Jersey State, Housing & Mortgage Finance Agency, New Brunswick Apartments, Ser C2, RB, FHA
3.125%, 02/01/2025 (A)	5,620	5,597
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
0.000%, 12/15/2029 (C)	985	795
Newark, Board of Education, GO
5.000%, 07/15/2024	600	601
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,060	1,063

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Passaic, Ser A, GO
5.000%, 08/01/2024	$695	$696
5.000%, 08/01/2025	700	710

		28,869

New Mexico — 0.5%
Albuquerque, Municipal School District No. 12, GO
5.000%, 08/01/2024	3,000	3,006
Farmington, Pollution Control Revenue Bonds, San Juan Project, RB
3.900%, 06/01/2040 (A)	1,000	993
Santa Fe, Public School District, GO
4.000%, 08/01/2024	600	600

		4,599

New York — 6.7%
Amherst, Industrial Development Agency, RB, FHA/GNMA
3.900%, 04/01/2026 (A)	3,535	3,524
Cobleskill-Richmondville, Central School District, GO
4.750%, 06/21/2024	1,245	1,245
Hermon-DeKalb, Central School District, GO
4.500%, 06/28/2024	1,000	1,000
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2052 (A)	3,440	3,554
1.650%, 09/01/2049 (A)	2,945	2,921
0.850%, 09/01/2050 (A)	2,000	1,912
Long Island, Power Authority, Ser C, RB
3.810%, 09/01/2038 (A)	1,585	1,577
Lowville, Ser A, GO
4.625%, 08/22/2024	725	724
Metropolitan New York, Transportation Authority, Ser A2, RB
5.000%, 11/15/2027	1,500	1,551
Metropolitan New York, Transportation Authority, Sub-Ser, RB
5.000%, 11/15/2048 (A)	1,000	1,004
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2024	550	551
New York & New Jersey, Port Authority, Ser 226, AMT, RB
5.000%, 10/15/2025	1,850	1,880
New York City, Housing Development Authority, RB, FHA
3.400%, 11/01/2062 (A)	5,000	4,905
0.600%, 05/01/2061 (A)	2,945	2,826
New York City, Housing Development Authority, Ser E-2, RB
3.800%, 11/01/2063 (A)	3,000	2,979
New York City, Ser 2-REM, GO
3.000%, 04/01/2042 (A)	2,800	2,800

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser C, RB
2.650%, 11/01/2036 (A)	$5,200	$5,200
New York State, Housing Finance Agency, Sustainability Bonds, RB, FHA
3.450%, 05/01/2062 (A)	1,000	981
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
0.950%, 05/01/2025	2,110	2,023
0.850%, 11/01/2024	1,305	1,277
New York State, Housing Finance Agency, Sustainability Bonds, Ser J, RB, FHA
0.750%, 05/01/2025	3,125	3,007
New York State, Housing Finance Agency, Sustainability Bonds, Ser P, RB
1.600%, 11/01/2024	1,080	1,067
New York State, Transportation Development Corporation, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2026	1,000	1,019
New York State, Transportation Development Corporation, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2024	900	904
5.000%, 12/01/2025	800	813
5.000%, 12/01/2026	1,000	1,027
Niagara, Frontier Transportation Authority, AMT, RB
5.000%, 04/01/2028	1,045	1,070
Triborough, Bridge & Tunnel Authority, Sub-Ser, RB
5.000%, 05/15/2050 (A)	3,000	3,059

		56,400

North Carolina — 0.5%
Charlotte-Mecklenburg, Hospital Authority, Ser C-REM, RB
3.450%, 01/15/2048 (A)	1,000	995
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
0.800%, 01/15/2048 (A)	1,000	959
Columbus County, Industrial Facilities & Pollution Control Financing Authority, International Paper Co Project, RB
1.375%, 05/01/2034 (A)	1,000	974
North Carolina State, Housing Finance Agency, Wind Crest Senior Living LP, RB
4.500%, 06/01/2024	1,000	1,000

		3,928

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Dakota — 0.6%
Cass County, Joint Water Resource District, Ser A, RB
3.450%, 04/01/2027	$5,000	$4,940
Grand Forks, Altru Health System, Ser A, RB, AGM
5.000%, 12/01/2026	100	103
5.000%, 12/01/2027	125	129
5.000%, 12/01/2028	125	131

		5,303

Ohio — 3.4%
Allen County, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	3,500	3,631
American Municipal Power, Combined Hydroelectric Project, RB
1.000%, 02/15/2048 (A)	1,465	1,454
Cuyahoga, Metropolitan Housing Authority, Carver Park Phase III Project, RB, FHA
4.000%, 06/01/2026 (A)	6,500	6,477
Dayton, School District, COP
3.000%, 12/01/2025	170	167
Lancaster, Port Authority, Ser A, RB
5.000%, 08/01/2049 (A)	3,700	3,723
Montgomery County, Premier Health Partners, RB
5.000%, 11/15/2024	1,000	1,002
Montgomery, GO
4.500%, 06/10/2025	1,000	1,005
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	3,000	2,961
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,494
Ohio State, Housing Finance Agency, Hitchcock Housing, Ser A, RB, FHA
5.000%, 04/01/2027 (A)	1,300	1,316
Ohio State, Housing Finance Agency, Post Oak Station, RB, FHA
3.350%, 07/01/2025 (A)	2,865	2,860
Ohio State, Housing Finance Agency, Riverview San Marco Apartments, RB, FHA
5.000%, 08/01/2026 (A)	2,140	2,154

		28,244

Oklahoma — 2.1%
Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 08/15/2031	810	817

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Payne County, Economic Development Authority, Stillwater Public Schools Project, RB, BAM
5.000%, 09/01/2028	$2,000	$2,099
Tulsa, Ser A, GO
0.050%, 01/01/2026	9,095	8,489
0.050%, 01/01/2027	5,735	5,129
University of Oklahoma, Ser A, RB, BAM
5.000%, 07/01/2026	330	340
Washington County, Educational Facilities Authority, Dewey Public Schools Project, RB
5.000%, 09/01/2025	400	404

		17,278

Oregon — 1.2%
Deschutes & Jefferson Counties, School District No. 2J Redmond, GO
0.000%, 06/15/2025 (C)	555	534
Lane County, School District No. 1 Pleasant Hill, Ser B-CABS, GO
0.000%, 06/15/2027 (C)	350	308
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 06/15/2025 (C)	1,970	1,895
0.000%, 06/15/2026 (C)	3,270	3,029
Multnomah County, School District No. 40, Ser A, GO
0.000%, 06/15/2026 (C)	250	231
0.000%, 06/15/2028 (C)	395	339
Oregon State, Business Development Commission, Intel Corporation Project, Ser 232-RE, RB
3.800%, 12/01/2040 (A)	1,000	992
Salem, Hospital Facility Authority, Capital Manor Project, RB
5.000%, 05/15/2025	130	130
Washington Multnomah & Yamhill Counties, Hillsboro School District No. 1J, GO
5.000%, 06/15/2026	2,645	2,725

		10,183

Pennsylvania — 3.5%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser D2-B-REMK, RB
3.780%, 11/15/2024 (A)	1,795	1,791
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
4.060%, 11/15/2047 (A)	3,000	2,985

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Bethlehem, School District Authority, RB
3.928%, 01/01/2030 (A)	$520	$513
3.928%, 07/01/2031 (A)	925	913
3.928%, 01/01/2032 (A)	570	563
Dallastown Area, School District, GO
5.000%, 04/15/2027	520	524
Lackawanna County, Industrial Development Authority, Scranton University, RB
5.000%, 11/01/2024	250	251
Lehigh County, General Purpose Authority, Lehigh Valley Academy, RB
4.000%, 06/01/2024	600	600
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	952
Lycoming County, College Revenue Authority, Lycoming College Project, RB
4.500%, 11/01/2035 (A)	1,000	995
Monroeville, Finance Authority, University of Pittsburgh Medical Center, Ser C, RB
5.000%, 05/15/2028	570	597
Parkland, School District, Ser A, GO
4.000%, 02/01/2025	100	100
Pennsbury, School District, GO
4.000%, 08/01/2024	1,260	1,260
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
4.250%, 06/01/2041 (A)	500	500
1.750%, 08/01/2038 (A)	4,250	4,229
Pennsylvania State, GO
5.000%, 01/01/2028	3,265	3,382
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,208
Pennsylvania State, Turnpike Commission, RB
3.360%, 07/15/2041 (A)	2,500	2,501
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2025	1,015	1,023
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2025	1,100	1,121
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 08/01/2030	1,500	1,518
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,155	1,197
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2029	295	302

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wilkes-Barre, Finance Authority, University of Scranton, Ser A, RB
5.000%, 11/01/2024	$475	$476

		29,501

Puerto Rico — 0.0%
Puerto Rico, Industrial Tourist Educational Medical & Enviromental Control Facilities Financing Authority, RB
5.000%, 07/01/2024	140	140

Rhode Island — 0.4%
East Providence, GO
4.000%, 07/31/2024	3,000	3,000

South Carolina — 0.1%
South Carolina, Ports Authority, AMT, RB
5.000%, 07/01/2027	400	410

Tennessee — 0.9%
Johnson City, Health & Educational Facilities Board, Ballad Health, Ser A, RB
5.000%, 07/01/2024	500	500
5.000%, 07/01/2027	400	413
5.000%, 07/01/2028	400	416
Knox County, Health Educational & Housing Facility Board, Westview Towers Project, RB, FHA
3.950%, 12/01/2027 (A)	500	493
Memphis, Health Educational & Housing Facility Board, Tillman Cove Apartments, RB, FHA
4.000%, 12/01/2024	1,000	1,000
Tennergy, Gas Revenue, Ser A, RB
5.500%, 12/01/2027	750	767
5.250%, 12/01/2026	700	707
4.000%, 09/01/2024	500	499
Williamson County, Industrial Development Board, Wood Duck Court Apartments, RB, FHA
5.000%, 05/01/2042 (A)	3,060	3,108

		7,903

Texas — 15.3%
Arlington, Higher Education Finance, Trinity Basein Preparatory, RB, PSF-GTD
5.000%, 08/15/2026	320	329
Arlington, Housing Finance, RB
4.500%, 04/01/2041 (A)	5,000	5,023
3.500%, 11/01/2043 (A)	11,000	10,917
Central Texas, Regional Mobility Authority, Ser F, RB
5.000%, 01/01/2025	1,500	1,501

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	$1,000	$992
Clear Creek, Independent School District, Ser B-REMK, GO, PSF-GTD
3.600%, 02/15/2035 (A)	1,500	1,497
Clifton, Higher Education Finance, Ser A, RB
5.000%, 08/15/2024	350	350
Conroe, Municipal Management District No. 1, GO, BAM
6.500%, 09/01/2025	670	689
6.500%, 09/01/2026	390	410
6.500%, 09/01/2027	635	682
6.500%, 09/01/2028	245	268
Cypress-Fairbanks, Independent School District, Ser B, GO, PSF-GTD
0.280%, 02/15/2040 (A)	1,295	1,284
Dallas City, Hotel Occupancy Tax Revenue, RB
5.000%, 08/15/2024	505	506
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Rosemont at Ash Creek Apartments, RB, FHA
5.000%, 07/01/2026 (A)	2,750	2,780
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, The Positano, RB, FHA
5.000%, 09/01/2026 (A)	2,235	2,257
Dallas City, Kay Bailey Hutchinson Convention Center, Special Tax
6.000%, 08/15/2053 (A)(D)	1,500	1,512
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	1,000	1,005
Denton County, GO
4.000%, 07/15/2027	740	740
Denton, Independent School District, GO, PSF-GTD
5.000%, 08/15/2026	1,000	1,032
El Paso, Independent School District, Ser R, GO
5.000%, 02/01/2040 (A)	1,960	1,991
Fort Bend County, Ser B, GO
5.000%, 03/01/2029	1,250	1,260
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/01/2054 (A)	2,000	2,016
0.875%, 08/01/2050 (A)	765	737
0.720%, 08/01/2051 (A)	845	775
Fort Bend, Independent School District, Ser B-REMK, GO, PSF-GTD
3.650%, 08/01/2052 (A)	2,000	1,997

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Galveston, Public Facility, The Oleanders at Broadway, RB, FHA
0.470%, 08/01/2025 (A)	$1,500	$1,490
Greater Texoma, Utility Authority, RB, AGM
4.000%, 10/01/2027	385	389
4.000%, 10/01/2028	525	533
Hale Center, Education Facilities, Wayland Baptist University Project, RB
5.000%, 03/01/2025	450	451
Harlandale, Independent School District, GO, BAM
2.000%, 08/15/2040 (A)	3,135	3,121
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
0.900%, 05/15/2050 (A)	1,000	965
Harris County, Municipal Utility District No. 1, GO, AGM
4.000%, 09/01/2025	635	637
4.000%, 09/01/2026	665	667
4.000%, 09/01/2027	695	699
4.000%, 09/01/2028	725	730
4.000%, 09/01/2029	755	758
Harris County, Municipal Utility District No. 238, GO, NATL
4.000%, 04/01/2030	710	711
Harris County, Municipal Utility District No. 502, GO, BAM
7.250%, 09/01/2025	455	473
7.250%, 09/01/2026	470	504
7.250%, 09/01/2027	480	529
7.250%, 09/01/2028	495	560
Harris-Waller Counties, Municipal Utility District No. 4, GO, BAM
7.250%, 11/01/2025	115	120
7.250%, 11/01/2026	230	245
7.250%, 11/01/2027	350	382
7.250%, 11/01/2028	345	385
7.250%, 11/01/2029	390	444
Housing Synergy PFC, Multifamily Housing, Villages of Westlake Apartments, RB, FHA
3.500%, 08/01/2025 (A)	1,753	1,749
Houston, East Downtown, Redevelopment Authority, TA
5.000%, 09/01/2025	295	297
Houston, Hotel Occupancy Tax & Special Revenue, RB
5.000%, 09/01/2025	1,000	1,003
5.000%, 09/01/2030	1,000	1,002
Houston, Independent School District, GO, PSF-GTD
3.500%, 06/01/2039 (A)	9,590	9,519
Irving, GO
5.000%, 09/15/2024	1,000	1,003

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Katy, Independent School District, GO, PSF-GTD
1.500%, 08/15/2050 (A)	$1,000	$994
Kaufman County, Municipal Utility District No. 5, GO, BAM
5.000%, 03/01/2025	285	287
5.000%, 03/01/2026	300	305
5.000%, 03/01/2028	305	317
Kermit, Independent School District, GO, PSF-GTD
5.000%, 02/15/2025	200	202
Kilgore, Independent School District, GO, PSF-GTD
2.000%, 02/15/2052 (A)	2,190	2,144
Midland County, Hospital District, Ser A, RB, BAM
5.000%, 05/15/2029	800	856
Midlothian, Independent School District, Ser C-REMK, GO, PSF-GTD
2.000%, 08/01/2051 (A)	1,360	1,355
Midlothian, Independent School District, Ser C-REMK, GO, PSF-GTD
Pre-Refunded @ 100
2.000%, 08/01/2024 (A)(B)	640	638
Montgomery County, Municipal Utility District No. 140, GO, AGM
5.750%, 09/01/2026	175	181
5.750%, 09/01/2027	185	194
5.750%, 09/01/2028	195	207
5.750%, 09/01/2029	205	220
5.375%, 09/01/2030	220	234
Montgomery County, Municipal Utility District No. 186, GO, AGM
5.500%, 12/01/2026	250	261
5.500%, 12/01/2027	250	265
5.500%, 12/01/2028	250	269
5.250%, 12/01/2029	250	269
5.000%, 12/01/2030	250	268
New Caney, Independent School District, GO, PSF-GTD
1.250%, 02/15/2050 (A)	1,305	1,297
North East Texas, Independent School District, GO, PSF-GTD
3.600%, 08/01/2052 (A)	3,000	2,995
North Hays County, Municipal Utility District No. 1, GO, BAM
3.000%, 08/15/2024	325	324
3.000%, 08/15/2025	335	329
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2026	1,880	1,924
5.000%, 01/01/2027	1,650	1,714
Northside, Independent School District, Ser B, GO, PSF-GTD
3.450%, 08/01/2054 (A)	3,500	3,475

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Odessa, Junior College District, RB, AGM
4.000%, 07/01/2024	$325	$325
Plainview, Independent School District, Ser B-REMK, GO, PSF-GTD
4.000%, 02/15/2050 (A)	1,310	1,306
Port Arthur, Port Authority, GO, BAM
5.000%, 02/15/2026	200	204
Prosper, Independent School District, GO, PSF-GTD
3.000%, 02/15/2053 (A)	3,045	3,017
San Antonio, Electric & Gas Systems Revenue, RB
4.230%, 02/01/2048 (A)	2,500	2,496
3.650%, 02/01/2053 (A)	1,000	993
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	8,578
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,012
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health Project, RB
5.000%, 11/15/2052 (A)	1,075	1,099
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services Project, RB
5.000%, 11/15/2025	1,370	1,367
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser B, RB
5.000%, 07/01/2024	2,000	2,002
Tender Option Bond Trust Receipts, Ser 2022-XF1367, RB
2.820%, 07/01/2030 (A)(D)	200	200
Texas State, Affordable Housing Corporation, Norman Commons, RB
3.625%, 01/01/2045 (A)	940	916
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
4.446%, 12/15/2026 (A)	975	972
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
4.380%, 09/15/2027 (A)	6,230	6,222
Texas State, Municipal Gas Acquisition & Supply IV, Ser A, RB
5.250%, 01/01/2026	1,000	1,012
5.250%, 01/01/2028	3,185	3,265
Williamson County, Municipal Utility District No. 19a, Ser A, GO, BAM
4.500%, 08/15/2024	245	245
4.500%, 08/15/2025	250	251

		128,922

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Utah — 0.4%
Cache County, School District, GO
4.000%, 06/15/2030	$1,500	$1,510
Ogden, School District, GO
5.000%, 06/15/2026	1,250	1,290
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2026	200	204
Utah State, Charter School Finance Authority, Summit Academy, Ser A, RB
5.000%, 04/15/2027	250	256
5.000%, 04/15/2029	200	208
5.000%, 04/15/2030	215	226

		3,694

Virginia — 2.1%
Fairfax County, Redevelopment & Housing Authority, Dominion Square North Project, RB
5.000%, 01/01/2045 (A)	5,550	5,679
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (A)	2,000	2,000
Harrisonburg, Redevelopment & Housing Authority, Wesley Apartments Project, RB
4.000%, 12/01/2028 (A)	1,650	1,645
Isle of Wight County, Economic Development Authority, RB, AGM
5.000%, 07/01/2029	500	530
5.000%, 07/01/2030	550	589
Louisa, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 11/01/2035 (A)	5,500	5,500
Virginia State, Housing Development Authority, Ser C, RB
3.900%, 01/01/2030	315	309
3.800%, 07/01/2029	355	345
Virginia State, Small Business Financing Authority, The Obligated Group of National Senior Campuses Inc, RB
5.000%, 01/01/2025	1,000	1,002

		17,599

Washington — 1.5%
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser 2015S, RB
3.560%, 11/01/2045 (A)	6,000	5,920
King County, School District No. 405 Bellevue, GO
5.000%, 12/01/2024	2,200	2,214

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port of Seattle, AMT, RB
5.000%, 08/01/2026	$1,500	$1,531
Seattle, Housing Authority, Northgate Plaza Project, RB
1.000%, 06/01/2026	1,000	923
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/2026	1,000	982
Snohomish County, School District No. 15 Edmonds, GO
5.000%, 12/01/2024	1,000	1,007
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2025	350	353

		12,930

West Virginia — 1.3%
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
3.750%, 12/01/2042 (A)	10,000	9,974
3.375%, 03/01/2040 (A)	1,000	974

		10,948

Wisconsin — 3.3%
Clayton Town, Winnebago County, Ser B, RB
2.000%, 06/01/2026	1,155	1,088
Dane County, Airport Project, AMT, GO
5.000%, 06/01/2025	2,015	2,040
5.000%, 06/01/2026	2,120	2,157
5.000%, 06/01/2027	2,230	2,289
Fort Atkinson, GO
4.000%, 02/01/2027	340	343
Milwaukee, Ser B3, GO
4.000%, 03/15/2028	1,115	1,116
Milwaukee, Ser N-4, GO
5.000%, 04/01/2029	885	924
PMA Levy & Aid Anticipation Notes Program, Ser B, RB
5.000%, 09/25/2024	1,000	1,002
Watertown, RB
4.000%, 10/01/2025	1,225	1,223
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Ser S, RB
5.000%, 08/15/2054 (A)	1,000	1,019
Wisconsin State, Health & Educational Facilities Authority, Forensic Science & Protective Medicine Collaboration Project, RB
5.000%, 08/01/2027 (D)	4,500	4,556

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Rogers Memorial Hospital, RB
5.000%, 07/01/2029	$310	$310
Wisconsin State, Health & Educational Facilities Authority, UnityPoint Health, Ser A, RB
5.000%, 12/01/2028	1,300	1,302
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,175
0.650%, 03/01/2025	1,700	1,651
Wisconsin State, Housing & Economic Development Authority, Ser B, RB, FHA
0.500%, 11/01/2050 (A)	540	528
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.300%, 10/01/2046 (A)	1,000	981
Wisconsin State, Public Finance Authority, Renown Regional Medical Center Project, RB
5.000%, 06/01/2024	1,120	1,120
Wisconsin State, Public Finance Authority, Waste Management Project, AMT, RB
1.100%, 04/01/2033 (A)	3,000	2,791

		27,615

Wyoming — 0.2%
Sublette County, Hospital District, Hospital Contruction Project, Ser A, RB
5.000%, 06/15/2026	2,000	1,980

Total Municipal Bonds
(Cost $864,130) ($ Thousands)		849,271

Total Investments in Securities — 101.0%
(Cost $864,130) ($ Thousands)		$849,271

Percentages are based on Net Assets of $840,813 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Zero coupon security.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $26,040 ($ Thousands), representing 3.1% of the Net Assets of the Fund.

(E)	Securities are held in connection with a letter of credit issued by a major bank.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.7%
California — 99.1%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2025	$990	$1,007
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	1,000	1,055
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,089
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2032	4,215	4,542
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.250%, 11/01/2054 (A)	4,000	4,249
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	4,961
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	2,000	2,120
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	429
5.000%, 04/01/2030	425	462
5.000%, 04/01/2031	470	516
California State, Educational Facilities Authority, Stanford University Project, Ser V-3, RB
5.000%, 06/01/2033	2,055	2,382
California State, GO
5.000%, 08/01/2028	2,665	2,786
5.000%, 08/01/2031	5,000	5,232
5.000%, 11/01/2031	7,500	8,292
5.000%, 09/01/2032	1,000	1,132
5.000%, 09/01/2035	1,000	1,143
5.000%, 10/01/2035	5,000	5,684
4.000%, 08/01/2035	2,500	2,502
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,260
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,585

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, City of Hope Project, RB
5.000%, 11/15/2027	$1,200	$1,203
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,278
California State, Health Facilities Financing Authority, RB
5.000%, 11/01/2054 (A)	1,000	1,098
California State, Health Facilities Financing Authority, Ser A, RB
5.000%, 12/01/2035	1,000	1,136
5.000%, 12/01/2036	1,000	1,128
California State, Health Facilities Financing Authority, Ser S, RB
5.000%, 12/01/2036	2,500	2,732
5.000%, 12/01/2037	1,750	1,900
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,541
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	1,979
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,062
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	517
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	927	911
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,390	1,349
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2030	3,000	3,329
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, Ser B, RB
5.000%, 11/01/2029	2,125	2,312
California State, Infrastructure & Economic Development Bank, California Academy of Sciences, RB
3.250%, 08/01/2029	3,000	2,924

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	$535	$584
5.000%, 11/01/2032	850	933
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,111
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,004
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	503
5.000%, 07/01/2027	1,170	1,196
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	456
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,262
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	739
5.000%, 05/15/2030	900	960
California State, Municipal Finance Authority, Republic Services Inc Project, AMT, RB
4.375%, 09/01/2053 (A)	2,000	2,063
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	511
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(B)	2,000	1,944
California State, Public Finance Authority, Healthcare Obligated Group, RB
5.000%, 08/01/2033	1,000	1,153
California State, Public Works Board, May Lee State Office Complex, Ser S, RB
5.000%, 04/01/2036	750	853
California State, Public Works Board, Various Capital Projects, RB
5.000%, 12/01/2035	2,000	2,245

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Works Board, Various Capital Projects, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2027 (C)	$120	$127
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,278
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	964
California State, University Revenue Systemwide, Ser 2016B-2, RB
0.550%, 11/01/2049 (A)	3,000	2,692
California State, Various Purpose, GO
5.000%, 03/01/2029	1,300	1,401
5.000%, 10/01/2030	1,230	1,333
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,173
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,340	1,169
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025 (D)	3,365	3,423
5.000%, 06/01/2026 (D)	1,500	1,550
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2029	2,275	2,415
Indio, Electric Financing Authority, Ser A, RB
5.000%, 01/01/2033	130	146
5.000%, 01/01/2034	175	196
5.000%, 01/01/2035	135	152
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2026	500	514
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,030
Long Beach, Bond Finance Authority, RB
5.000%, 08/01/2035	500	577
Long Beach, Harbor Revenue, Ser C, AMT, RB
5.000%, 05/15/2026	2,370	2,392
Los Angeles Community College District, GO
5.000%, 08/01/2037	1,100	1,269

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	$545	$603
5.000%, 07/01/2035	1,000	1,157
Los Angeles Unified School District, Ser A, GO
5.000%, 07/01/2034	2,230	2,579
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,621
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser A, AMT, RB
5.000%, 05/15/2032	2,680	2,887
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	7,990	8,207
5.000%, 05/15/2028	1,000	1,040
5.000%, 05/15/2029	3,000	3,147
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, RB
5.000%, 05/15/2036	250	288
Los Angeles, Department of Water & Power, Water System Revenue, Ser D, RB
5.000%, 07/01/2033	385	439
5.000%, 07/01/2034	545	621
5.000%, 07/01/2035	1,210	1,377
Los Angeles, Municipal Improvement Corp, Capital Equipment and Real Property, RB
5.000%, 05/01/2034	500	581
5.000%, 05/01/2035	500	580
Los Angeles, Unified School District, Ser A, COP
5.000%, 10/01/2035	3,000	3,410
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2029	3,940	4,283
5.000%, 07/01/2031	5,000	5,543
Los Angeles, Unified School District, Ser B1, GO
5.000%, 07/01/2029	1,000	1,060
Modesto, Irrigation District, Ser A, RB
5.000%, 10/01/2034	700	809
5.000%, 10/01/2035	900	1,041
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	3,000
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	875	872

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
5.000%, 06/01/2028	$1,100	$1,107
Redlands, Unified School District, San Bernadino County, GO
5.000%, 07/01/2028	1,000	1,054
Riverside, Unified School District, Ser B, GO
4.000%, 08/01/2028	1,000	1,022
Sacramento, Municipal Utility District, Ser I, RB
5.000%, 08/15/2028	1,000	1,074
Sacramento, Municipal Utility District, Ser N-1, RB
5.000%, 11/15/2036	3,000	3,475
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2035	2,000	2,227
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2026	400	408
5.000%, 07/01/2027	500	516
5.000%, 07/01/2028	1,000	1,023
5.000%, 07/01/2031	5,000	5,347
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,046
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, RB
5.000%, 10/15/2032	350	401
5.000%, 10/15/2033	250	288
5.000%, 10/15/2034	250	288
5.000%, 10/15/2035	250	288
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, Ser A, RB
5.000%, 10/15/2030	400	445
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
4.000%, 08/01/2031	2,000	2,081
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,534
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2032	2,500	2,798
San Francisco City & County, Airport Comm-San Francisco International Airport, AMT, RB
5.000%, 05/01/2037	1,500	1,626

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco City & County, Public Utilities Commission Wastewater Revenue, Ser A, RB
5.000%, 10/01/2035	$2,000	$2,279
San Francisco City & County, Redevelopment Agency Successor Agency, Special Tax, AGM
5.000%, 08/01/2035	700	795
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2026	1,780	1,809
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	542
5.000%, 03/01/2030	700	770
5.000%, 03/01/2031	860	959
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,052
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	921
3.000%, 08/01/2033	2,580	2,318
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,465
Stockton, Redevelopment Agency, Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,026
5.000%, 09/01/2027	1,000	1,028
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	592
4.000%, 08/01/2028	435	442
4.000%, 08/01/2029	735	750
4.000%, 08/01/2030	1,320	1,351
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	526
University of California, Ser BV, RB
5.000%, 05/15/2036	3,000	3,465
University of California, Ser S, RB
5.000%, 05/15/2033	1,110	1,253
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	1,000	1,031
5.000%, 04/01/2028	2,000	2,068
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,229

		231,009

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Guam — 0.6%
Guam Government Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2035	$1,375	$1,506

Total Municipal Bonds
(Cost $247,688) ($ Thousands)		232,515

	Shares
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.050%**†	1,647,311	1,647
Total Cash Equivalent
(Cost $1,647) ($ Thousands)		1,647
Total Investments in Securities — 100.4%
(Cost $249,335) ($ Thousands)		$234,162

Percentages are based on Net Assets of $233,118 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $1,944 ($ Thousands), representing 0.8% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(D)	Security is escrowed to maturity.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

California Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended May 31, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$361	$53,567	$(52,281)	$—	$—	$1,647	$101	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.7%
Guam — 0.7%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2036	$400	$437

Massachusetts — 98.0%
Boston, Ser A, GO
4.000%, 11/01/2031	1,500	1,580
Hingham, GO
4.000%, 02/15/2030	340	350
4.000%, 02/15/2031	320	329
Lowell, GO
5.000%, 09/01/2027	1,520	1,605
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	558
5.250%, 07/01/2031	750	851
5.000%, 07/01/2027	1,500	1,580
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,119
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2030	1,315	1,460
5.000%, 02/01/2032	1,000	1,133
5.000%, 02/01/2033	1,000	1,148
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	867
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2029	1,000	1,079
Massachusetts State, Development Finance Agency, Babson College, RB
5.000%, 10/01/2033	1,115	1,245
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,105
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, RB
5.000%, 07/01/2028	585	619
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,088
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	205
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2029	1,000	1,078
Massachusetts State, Development Finance Agency, CareGroup, Ser I, RB
5.000%, 07/01/2026	500	514

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T, RB
5.000%, 03/01/2034	$2,000	$2,284
Massachusetts State, Development Finance Agency, College of the Holy Cross, Ser A, RB
5.000%, 09/01/2026	200	206
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,033
Massachusetts State, Development Finance Agency, Harvard University, RB
5.000%, 11/15/2032	1,000	1,138
Massachusetts State, Development Finance Agency, Harvard University, Ser B, RB
4.000%, 02/15/2036	1,250	1,341
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser A, RB
5.000%, 07/01/2050 (A)	1,000	1,074
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser D, RB
5.000%, 07/01/2030	400	438
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	421
Massachusetts State, Development Finance Agency, Olin College, Ser F, RB
5.000%, 11/01/2035	650	729
Massachusetts State, Development Finance Agency, South Shore Hospital, Ser I, RB
5.000%, 07/01/2025	500	504
Massachusetts State, Development Finance Agency, Suffolk University, RB
5.000%, 07/01/2024	850	850
Massachusetts State, Development Finance Agency, Trustees of Deerfield Academy, RB
5.000%, 10/01/2032	1,000	1,142
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,021
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	225
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	867

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 01/01/2026	$400	$402
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2030	375	392
5.000%, 07/01/2033	1,000	1,036
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology, Ser M, RB
5.250%, 07/01/2029	500	549
Massachusetts State, Municipal Wholesale Electric, Cotton Solar Project, RB
5.000%, 07/01/2033	380	426
5.000%, 07/01/2034	200	226
5.000%, 07/01/2035	250	282
5.000%, 07/01/2036	275	309
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	450
5.000%, 07/01/2032	440	486
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,030
5.000%, 07/01/2029	840	881
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,031
5.000%, 07/01/2028	1,250	1,300
5.000%, 07/01/2029	500	527
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,042
Massachusetts State, Ser A, GO
5.000%, 01/01/2035	310	332
Massachusetts State, Ser B, GO
5.000%, 01/01/2028	1,500	1,586
5.000%, 11/01/2036	500	570
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	2,500	2,817
5.000%, 10/01/2034	210	236

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Ser E, GO
5.000%, 09/01/2028	$1,000	$1,069
5.000%, 11/01/2030	1,000	1,103
5.000%, 11/01/2031	345	380
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,073
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/2037	1,500	1,814
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/2030	1,500	1,630
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,246
Worcester, GO
4.000%, 02/15/2030	285	292

		57,303

Total Municipal Bonds
(Cost $61,103) ($ Thousands)		57,740

	Shares
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.050%**†	27,964	28
Total Cash Equivalent
(Cost $28) ($ Thousands)		28
Total Investments in Securities — 98.7%
(Cost $61,131) ($ Thousands)		$57,768

Percentages are based on Net Assets of $58,500 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the transactions with affiliates for the period ended May 31, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,115	$11,209	$(13,296)	$—	$—	$28	$30	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.8%
Delaware — 3.1%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,071
5.000%, 01/01/2030	180	196
5.000%, 01/01/2031	115	126
5.000%, 01/01/2032	225	249
5.000%, 01/01/2033	225	249
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2035	450	508
5.000%, 01/01/2036	340	383

		2,782

Guam — 0.7%
Guam Government Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	625	685

New Jersey — 80.9%
Bergen County, GO
3.000%, 07/15/2029	1,000	947
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,200
Edison, GO
3.000%, 03/15/2033	1,635	1,478
Gloucester County, Improvement Authority, RB, BAM
5.000%, 07/01/2036	700	771
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	406
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	510
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
5.000%, 07/01/2026	1,000	1,011
Jersey City, Redevelopment Agency, RB, MUN GOVT GTD
4.000%, 12/15/2031	1,000	1,029
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	406
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,072
New Jersey State, Economic Development Authority, American Water Company Project, AMT, RB
3.750%, 11/01/2034 (A)	1,000	978

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	$2,000	$1,937
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	650	715
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,037
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,176
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement, RB
5.000%, 09/01/2035	1,000	1,114
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,315
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,015
5.000%, 07/01/2033	350	388
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,015
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,426
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,021
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	1,905	1,925
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	756
New Jersey State, Health Care Facilities Financing Authority, AtlantiCare Health System, RB
5.000%, 07/01/2026	1,000	1,027
5.000%, 07/01/2031	725	789

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	$2,000	$2,060
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2031	1,080	1,106
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
5.000%, 07/01/2027	1,000	1,025
New Jersey State, Health Care Facilities Financing Authority, RB
5.000%, 07/01/2036	3,000	3,411
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2032	1,225	1,344
5.000%, 07/01/2045 (A)	1,500	1,533
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,325
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2033	2,400	2,525
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	675	704
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	730
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	512
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	765	757
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	211
5.000%, 07/01/2029	270	288
5.000%, 07/01/2030	260	278
5.000%, 07/01/2031	375	401
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	1,375	1,537

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	$2,055	$2,078
4.000%, 06/15/2035	500	505
4.000%, 06/15/2036	415	418
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2031	3,345	3,526
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2030	1,000	1,056
5.000%, 06/15/2032	2,500	2,724
5.000%, 06/15/2036	940	1,026
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2028	1,430	1,479
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,054
5.000%, 01/01/2034	1,500	1,567
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,021
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,475
5.000%, 01/01/2029	960	1,008
Passaic County, Improvement Authority, Paterson Project, GO
5.000%, 08/01/2027	545	555
Rutgers State University, Ser M, RB
5.000%, 05/01/2027	1,000	1,027
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	530
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	509
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	526
Union County, Improvement Authority, RB, CNTY-GTD
5.000%, 04/15/2036	400	462
5.000%, 04/15/2037	550	630

		72,387

New York — 11.4%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 10/15/2029	4,000	4,040
5.000%, 11/01/2032	2,415	2,536

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	$2,165	$2,306
4.000%, 07/15/2036	1,325	1,315

		10,197

Pennsylvania — 1.7%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,520

Total Municipal Bonds
(Cost $92,178) ($ Thousands)		87,571

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.050%**†	714,452	714
Total Cash Equivalent
(Cost $714) ($ Thousands)		714
Total Investments in Securities — 98.6%
(Cost $92,892) ($ Thousands)		$88,285

Percentages are based on Net Assets of $89,513 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the transactions with affiliates for the period ended May 31, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$451	$16,882	$(16,619)	$—	$—	$714	$36	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 100.3%
Guam — 0.8%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	$725	$795

New York — 99.5%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	900	947
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2034	1,000	1,052
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	354
5.000%, 08/01/2027	275	281
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	519
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (A)	525	522
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	664
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	817
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,200
Long Island, Power Authority, RB
5.000%, 09/01/2026	1,000	1,035
5.000%, 09/01/2027	1,000	1,051
1.000%, 09/01/2025	1,000	954
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,051
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,547
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,090
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	2,000	2,127
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,038
5.000%, 11/15/2026	1,000	1,019
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2034	2,000	2,284

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nassau County, Interim Finance Authority, Ser A, RB
5.000%, 11/15/2030	$2,160	$2,418
4.000%, 11/15/2032	1,000	1,057
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,055
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2030	4,100	4,308
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,612
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	490	470
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,043
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,857
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,042
New York City, Ser C, GO
5.000%, 08/01/2032	3,345	3,640
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,049
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,026
New York City, Sub-Ser E1, GO
5.000%, 04/01/2035	700	784
New York City, Sub-Ser I, GO
5.000%, 04/01/2028	1,405	1,487
5.000%, 04/01/2030	675	731
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
5.000%, 07/15/2028	1,080	1,125
5.000%, 07/15/2031	1,000	1,106
New York City, Transitional Finance Authority, Sub-Ser, RB
5.000%, 05/01/2037	2,280	2,571
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	1,750	1,949
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
5.000%, 10/01/2034	1,000	1,155
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
5.000%, 07/01/2026	1,000	1,010

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2027	$500	$525
5.000%, 07/01/2030	1,095	1,183
New York State, Dormitory Authority, Presbyterian Hospial Obligated Group, RB
5.000%, 08/01/2035	2,000	2,240
New York State, Dormitory Authority, Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,104
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,000	1,036
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,302
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,039
New York State, Dormitory Authority, Ser A, RB
5.000%, 10/01/2029	2,500	2,609
New York State, Dormitory Authority, Ser A, RB, AGM
5.000%, 10/01/2036	2,000	2,226
New York State, Dormitory Authority, Ser A-1, RB
5.000%, 03/15/2035	2,000	2,252
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2032	1,500	1,667
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,554
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
4.000%, 07/01/2030	830	846
New York State, Energy Research & Development Authority, Pollution Control, Ser C-REMK, RB
4.000%, 04/01/2034	1,000	979
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.250%, 10/01/2035	1,500	1,702
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 10/01/2025	2,500	2,468
New York State, Mortgage Agency, Ser 2, AMT, RB
5.000%, 04/01/2029	1,700	1,742

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Power Authority, Green Transmission Project, RB, AGM
5.000%, 11/15/2035	$1,370	$1,582
New York State, Ser C, GO
5.000%, 03/15/2035	1,000	1,151
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,177
New York State, Thruway Authority, Ser K, RB
5.000%, 01/01/2030	745	749
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2034	1,860	1,965
New York State, Thruway Authority, Ser P, RB
5.000%, 01/01/2027	1,360	1,416
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2032	1,000	1,059
5.000%, 12/01/2033	1,500	1,588
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	1,000	1,016
5.000%, 12/01/2030	1,000	1,073
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,275
New York State, Urban Development, RB
5.000%, 03/15/2025 (B)	5	5
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	1,615	1,764
Oyster Bay, GO, AGM
4.000%, 03/01/2028	825	844
Schenectady County, Capital Resource, Union College Project, RB
5.000%, 07/01/2032	700	785
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, RB
5.000%, 05/15/2035	500	565
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Ser A-1, RB
5.000%, 05/15/2036	1,300	1,491
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	758

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2025	$260	$261
5.000%, 07/01/2026	300	303
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	1,800

		104,153

Total Municipal Bonds
(Cost $109,805) ($ Thousands)		104,948

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.050%**†	971,088	971
Total Cash Equivalent
(Cost $971) ($ Thousands)		971
Total Investments in Securities — 101.2%
(Cost $110,776) ($ Thousands)		$105,919

Percentages are based on Net Assets of $104,632 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

The following is a summary of the transactions with affiliates for the period ended May 31, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$284	$26,002	$(25,315)	$—	$—	$971	$53	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.7%
Guam — 0.8%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$900	$983

Pennsylvania — 98.9%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	1,325	1,403
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 02/01/2030	500	546
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,593
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,137
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,065
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,821
Bethel Park, School District, GO, ST AID WITHHLDG
5.000%, 08/01/2027	1,000	1,033
Chester County, GO
4.000%, 07/15/2029	300	309
4.000%, 07/15/2030	250	257
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2029	375	401
Chester County, School Authority, Chester County Intermediate Unit Project, RB
5.000%, 03/01/2028	1,000	1,022
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	826
Delaware County, AD Valorem Property Tax, GO
5.000%, 08/01/2034	230	258
5.000%, 08/01/2035	610	680
5.000%, 08/01/2036	255	284
5.000%, 08/01/2037	345	382
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	508
5.000%, 07/01/2028	500	508
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2026	425	439

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	$1,015	$1,058
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,363
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,054
East Hempfield, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	646
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (A)	1,000	1,026
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2028	1,360	1,382
Lancaster County, Hospital Authority, University of Pennsylvania Health System, Ser B, RB
5.000%, 08/15/2026	500	516
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	401
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,186
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	1,700	1,503
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	956
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	505
5.000%, 09/01/2028	1,500	1,558
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	768
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	417
5.000%, 07/01/2029	350	370
Northampton County, General Purpose Authority, RB, AGM
5.000%, 08/15/2037	1,000	1,113

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	$900	$922
Pennsylvania State University, RB
5.000%, 09/01/2035	850	962
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	517
Pennsylvania State, Commonwealth Bid Group A, GO
5.000%, 09/01/2032	2,590	2,909
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,606
Pennsylvania State, Economic Development Financing Authority, Junior Insured, RB, AGM
5.000%, 01/01/2027	1,100	1,125
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	1,500	1,618
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living, RB
4.000%, 07/01/2033	1,250	1,235
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (A)	1,000	997
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,024
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 10/15/2029	750	804
5.000%, 10/15/2030	925	1,003
Pennsylvania State, Economic Development Financing Authority, Villanova University Project, RB
5.000%, 08/01/2035	750	858
5.000%, 08/01/2036	725	827
Pennsylvania State, GO
5.000%, 05/01/2030	1,000	1,095
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	3,500	3,561
Pennsylvania State, Higher Education Assistance Agency, AMT, RB
5.000%, 06/01/2033	1,875	1,979
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2032	3,000	3,155
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,166

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2028	$1,235	$1,288
Pennsylvania State, Higher Educational Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 06/15/2027 (B)	265	277
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026 (C)	15	15
Pennsylvania State, Higher Educational Facilities Authority, Ser AX, RB, AGM
5.000%, 06/15/2027	675	704
5.000%, 06/15/2027 (C)	75	78
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	896
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,046
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	531
Pennsylvania State, Housing Finance Agency, Ser 2022, RB
4.250%, 10/01/2052	1,880	1,860
Pennsylvania State, Public School Building Authority, Harrisburg, Ser S, RB, AGM
5.000%, 12/01/2027	1,000	1,026
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
5.000%, 10/01/2027	1,635	1,662
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	522
5.000%, 07/01/2028	400	421
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2030	1,875	2,058
5.000%, 12/01/2031	1,000	1,087
5.000%, 12/01/2032	2,000	2,215
5.000%, 12/01/2035	675	758
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2032	1,550	1,715
5.000%, 12/01/2033	375	416
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	552

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	$500	$522
5.000%, 12/01/2034	1,000	1,127
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2031	1,100	1,169
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
5.000%, 06/15/2026	1,000	1,008
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,310
5.000%, 08/01/2026	2,200	2,223
5.000%, 08/01/2027	1,705	1,771
5.000%, 10/01/2029	2,000	2,049
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,081
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	784
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	1,005	1,029
Philadelphia, Industrial Development Authority, RB
5.000%, 10/01/2029	1,000	1,063
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	418
4.000%, 07/01/2035	5,325	5,341
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2027	2,850	2,952
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,031
5.000%, 08/01/2027	1,000	1,047
5.000%, 05/01/2028	1,000	1,054
5.000%, 05/01/2031	1,000	1,075
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,363
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	761
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	491
5.000%, 11/01/2027	1,800	1,890

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	$2,250	$2,494
5.000%, 06/01/2034	800	890
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,048
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	1,000	1,087
Pittsburgh, GO
5.000%, 09/01/2027	415	436
Pittsburgh, Public Parking Authority, Ser A, RB
5.000%, 12/01/2025	645	651
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,063
5.000%, 09/01/2029	750	810
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	486
Quaker Valley, School District, GO, ST AID WITHHLDG
5.000%, 10/01/2030	250	274
5.000%, 10/01/2031	325	358
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	1,000	1,120
5.000%, 06/01/2033	1,000	1,113
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2027	1,000	1,040
5.000%, 03/01/2028	725	760
University of Pittsburgh, Commonwealth System of Higher Education, RB
5.000%, 02/15/2034	2,000	2,294
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2026	610	627

		129,894

Total Municipal Bonds
(Cost $137,225) ($ Thousands)		130,877

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Pennsylvania Municipal Bond Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.050%**†	561,416	$561
Total Cash Equivalent
(Cost $561) ($ Thousands)		561
Total Investments in Securities — 100.1%
(Cost $137,786) ($ Thousands)		$131,438

Percentages are based on Net Assets of $131,305 ($ Thousands).
†	Investment in Affiliated Security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security is escrowed to maturity.

The following is a summary of the transactions with affiliates for the period ended May 31, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$258	$26,724	$(26,421)	$—	$—	$561	$39	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 72.5%
Alabama — 2.2%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$710
Black Belt, Energy Gas District, Ser C, RB
5.500%, 10/01/2054 (A)	3,100	3,354
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	3,000	3,133
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,100	2,216
Black Belt, Energy Gas District, Sub-Ser, RB
4.978%, 07/01/2052 (A)	1,000	1,005
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Pre-Refunded @ 103
6.000%, 07/01/2025 (B)(C)	795	814
Jefferson County, Sewer Revenue Authority, RB
5.250%, 10/01/2049	5,000	5,304
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	1,539
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	1,000	1,093
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser A, RB
5.250%, 05/01/2044 (C)	2,365	2,375

		21,543

Alaska — 0.4%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (D)	200	3
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	3,480	3,652

		3,655

Arizona — 0.8%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (C)	1,090	1,090

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.000%, 01/01/2037	$1,000	$698
5.000%, 01/01/2038	675	469
4.500%, 01/01/2040	965	473
4.500%, 01/01/2049	1,000	564
4.250%, 01/01/2039	1,000	627
4.250%, 01/01/2040	750	461
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (C)(D)	3,000	180
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (C)	1,510	1,520
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	350	352
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	1,050	964
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	255	226

		7,624

Arkansas — 0.5%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
4.750%, 09/01/2049 (C)	4,250	4,188
Arkansas State, Development Finance Authority, United States Steel Project, AMT, RB
5.450%, 09/01/2052	785	798

		4,986

California — 10.8%
Alameda Corridor, Transportation Authority, Ser A-CONV, RB
0.000%, 10/01/2037 (E)(F)	2,000	1,104
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.500%, 10/01/2054 (A)	1,000	1,081
5.250%, 11/01/2054 (A)	1,000	1,062
5.000%, 02/01/2054 (A)	3,500	3,688
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	4,961

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Community Choice Financing Authority, Clean Energy Project, Ser C, RB
5.250%, 01/01/2054 (A)	$1,855	$1,939
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
5.000%, 04/01/2049 (C)	1,430	1,178
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
5.000%, 02/01/2050 (C)	1,000	697
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Battery Point Apartments, Ser S, RB, FHA
5.970%, 11/01/2053 (A)(C)	2,600	2,584
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Valley Pride Village Apartments, RB
5.700%, 06/01/2054 (A)(C)	4,700	4,686
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (G)	930	496
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (C)	1,000	973
California State, Municipal Finance Authority, Palomar Health, Ser A, COP, AGM
5.250%, 11/01/2052	1,500	1,571
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (C)(D)	3,500	–
California State, Pollution Control Financing Authority, Rialto Bioenergy Facility Project, AMT, RB
7.500%, 12/01/2040 (C)(D)	750	56
6.750%, 12/01/2028 (C)(D)	2,175	163
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
4.750%, 11/01/2046	1,500	1,509
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
4.300%, 07/01/2040	1,500	1,502
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (C)	500	454
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (C)	1,000	955
5.000%, 06/01/2051 (C)	1,000	933

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Arbor Square Apartments, RB
4.250%, 11/01/2059 (A)	$1,985	$1,709
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
5.250%, 12/01/2056 (C)	2,150	2,159
California State, Statewide Communities Development Authority, Southern California Edison Company, RB
4.500%, 11/01/2033	2,200	2,286
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	4,780	4,882
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (C)	1,100	906
CSCDA, Community Improvement Authority, 1818 Platinum Triange-Anaheim, RB
4.000%, 04/01/2057 (C)	500	363
CSCDA, Community Improvement Authority, Atlanta-Glendale, Ser S, RB
3.500%, 10/01/2046 (C)	2,000	1,590
CSCDA, Community Improvement Authority, Dublin, RB
4.000%, 02/01/2057 (C)	1,000	727
CSCDA, Community Improvement Authority, MODA at Monrovia Station, RB
3.400%, 10/01/2046 (C)	1,000	800
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
4.000%, 12/01/2056 (C)	500	368
2.650%, 12/01/2046 (C)	2,215	1,726
CSCDA, Community Improvement Authority, The Link-Glendale, RB
4.000%, 07/01/2056 (C)	1,750	1,278
CSCDA, Community Improvement Authority, Towne-Glendale, RB
5.000%, 09/01/2037 (C)	2,500	2,513
0.000%, 09/01/2032 (C)(E)(F)	7,800	4,071
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
5.000%, 09/01/2040	2,000	2,011
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (G)	58,000	6,317
Golden State, Tobacco Securitization Project, Sub-Ser, RB
3.850%, 06/01/2050	2,225	2,067
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (C)	1,000	1,001

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	$5,885	$7,275
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (G)	15,040	2,337
Palomar, Community College District, GO
1.836%, 08/01/2029	7,000	6,071
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (G)	5,410	3,067
Roseville, West Park Community Facilities Authority, SAB
5.000%, 09/01/2030	1,000	1,011
5.000%, 09/01/2031	1,000	1,009
San Clemente, Special Tax Community, SAB
5.000%, 09/01/2046	1,085	1,092
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2058	8,100	8,478
San Diego, Unified School District, GO
4.000%, 07/01/2053	3,900	3,766
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (G)	5,700	1,101
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
0.000%, 06/01/2046 (G)	12,000	2,443
Tustin, Community Facilities District, SAB
5.000%, 09/01/2040	750	755
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (G)	1,800	1,140

		107,911

Colorado — 1.7%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,454
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	471
5.000%, 12/01/2048	500	444
Berthoud-Heritage, Metropolitan District No. 10, Ser A, GO
4.750%, 12/01/2052	500	404
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
5.000%, 12/01/2037	525	512
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	388

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado International Center Metropolitan, District No. 7, GO
0.000%, 12/01/2027 (E)(F)	$2,000	$1,167
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (C)	600	434
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,000	1,875
Colorado State, Housing & Finance Authority, The Irving at Mile High Vista Project, RB
6.000%, 06/01/2028 (A)(C)	2,140	2,130
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	678
Colorado State, School of Mines, Ser B, RB, AGM
5.250%, 12/01/2052	500	540
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,145	1,148
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	4,000	3,954
Prairie Center, Metropolitan District No. 3, Ser A, RB
5.000%, 12/15/2041 (C)	875	865
Pronghorn Valley, Metropolitan District, Ser A, GO
4.000%, 12/01/2051	250	188
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	474	440

		17,092

Connecticut — 0.2%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2046 (C)	1,000	860
5.000%, 09/01/2053 (C)	1,500	1,229

		2,089

Delaware — 1.2%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL, RB
7.120%, 10/01/2038 (C)	1,930	1,814
3.223%, 10/01/2038 (A)(C)	10,900	9,072

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware State, Economic Development Authority, Acts-Retirement Life Communities, RB
5.250%, 11/15/2053	$1,000	$1,019

		11,905

Florida — 2.2%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,326
Capital Trust Agency, First Mortgage, Tapestry Walden Project, RB
6.750%, 07/01/2037 (C)(D)	1,585	293
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (D)	750	9
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (C)	1,000	924
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (C)	3,500	3,121
Charlotte County, Industrial Development Authority, AMT, RB
4.000%, 10/01/2051 (C)	500	407
Florida State, Development Finance, Brightline Project, AMT, RB
5.500%, 07/01/2053	3,000	3,118
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (C)	765	531
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
4.500%, 06/01/2033 (C)	500	494
Florida State, Village Community Development District No. 15, SAB
5.250%, 05/01/2054 (C)	1,000	1,020
5.000%, 05/01/2043 (C)	1,500	1,520
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (D)	400	105
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.250%, 10/01/2052	1,000	1,048
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	1,990	1,990
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (C)	3,365	3,217

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	$950	$716
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	638
4.000%, 05/15/2028	985	968
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	360

		21,805

Georgia — 2.5%
Augusta, Development Authority, Wellstar Health System Inc Project, RB
5.125%, 04/01/2053	3,500	3,654
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052	1,620	1,089
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2054 (C)	1,460	1,295
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,016
5.000%, 06/01/2053 (A)	2,150	2,245
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	3,400	3,584
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	5,500	5,723
5.500%, 07/01/2064	1,000	1,043
5.000%, 01/01/2056	500	506
5.000%, 07/01/2060	5,000	4,930

		25,085

Idaho — 0.2%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (C)	305	304
Spring Valley Community, Infrastructure District No. 1, SAB
3.750%, 09/01/2051 (C)	1,500	1,245

		1,549

Illinois — 3.3%
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2027	500	514

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, O'Hare International Airport, AMT, RB
5.000%, 07/01/2048	$500	$497
Chicago, O'Hare International Airport, Ser D, RB
5.000%, 01/01/2052	3,125	3,160
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (B)	2,500	2,518
Chicago, Wastewater Transmission, Ser A, RB, AGM
5.250%, 01/01/2053	1,000	1,064
Hillside, TA
5.000%, 01/01/2030	1,345	1,327
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (C)	350	290
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (C)	1,000	730
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (D)	1,750	403
5.000%, 02/15/2022 (D)	1,000	230
5.000%, 02/15/2037 (D)	1,750	402
Illinois State, Finance Authority, Plymouth Place, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (B)	500	505
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
5.000%, 02/15/2041	1,000	1,008
Illinois State, GO
5.000%, 02/01/2039	5,000	5,003
Illinois State, RB
5.000%, 06/15/2026	2,000	2,003
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,534
Illinois State, Ser B, GO
5.250%, 05/01/2043	7,000	7,594
5.000%, 12/01/2026	2,500	2,570
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM
0.000%, 01/01/2029 (G)	400	331
0.000%, 01/01/2031 (G)	300	228
0.000%, 01/01/2033 (G)	100	69

		32,980

Indiana — 1.4%
Indiana State, Finance Authority, Ohio Valley Electric Corp Project, Ser 2012C, RB
3.000%, 11/01/2030	3,900	3,604

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (C)	$10,200	$7,069
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.750%, 03/01/2043	3,050	3,318

		13,991

Iowa — 0.9%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Pre-Refunded @ 100
5.400%, 11/15/2024 (A)(B)	590	594
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
4.000%, 12/01/2050 (A)	4,200	4,330
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	800	799
Iowa State, Finance Authority, Tamid Waterloo Project, RB
8.000%, 01/01/2042 (C)	2,000	1,880
Iowa State, Tobacco Settlement Authority, Sub-Ser B-, RB
0.000%, 06/01/2065 (G)	11,490	1,395

		8,998

Kansas — 0.4%
Colby, Citizens Medical Center Project, RB
5.500%, 07/01/2026	2,000	1,989
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	857
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	431
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	410	395
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (C)(G)	1,930	782

		4,454

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	753
6.000%, 11/15/2036	1,700	1,408

		2,161

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (C)	$800	$846
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (C)	400	358
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (C)	700	731

		1,935

Maryland — 0.1%
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	625	640

Massachusetts — 1.4%
Massachusetts State, Development Finance Agency, RB
5.250%, 07/01/2052	1,500	1,578
Massachusetts State, Ser C, GO
5.000%, 10/01/2046	6,100	6,603
Massachusetts State, Ser D, GO
5.000%, 10/01/2051	5,000	5,342

		13,523

Michigan — 2.5%
Detroit, Ser A, GO
6.000%, 05/01/2039	1,000	1,120
5.250%, 05/01/2027	300	308
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (A)(F)	5,800	4,574
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
5.000%, 07/01/2033	3,000	3,002
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	247
4.800%, 09/01/2040	185	156
4.300%, 09/01/2030	120	110
Michigan State, Finance Authority, Tobacco Settlement, RB
0.000%, 06/01/2045 (G)	5,000	1,232

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (G)	$28,500	$3,640
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2-CLASS, RB
0.000%, 06/01/2065 (G)	20,000	2,021
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (G)	125,250	3,800
Michigan State, Trunk Line Fund, Rebuilding Michigan Program, RB
5.000%, 11/15/2046	4,000	4,337

		24,547

Minnesota — 0.2%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	470	459
Minneapolis, Education Authority, Twin Cities International School, RB
5.000%, 12/01/2032 (C)	750	759
Minneapolis, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	561
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
5.850%, 11/01/2058 (A)(C)	500	488
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	175	168

		2,435

Missouri — 0.7%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	893
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	4,005	4,195
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,295	2,270

		7,358

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
5.250%, 05/15/2052	1,500	1,201

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nevada — 1.0%
Nevada State, Department of Business & Industry, Brightline West Passenger Rail Project, AMT, RB
8.125%, 01/01/2050 (A)(C)	$5,600	$5,786
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (C)(D)	2,942	294
5.125%, 12/15/2037 (C)	2,252	451
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (C)(G)	10,000	1,048
Reno, Sub-Ser, RB
0.000%, 07/01/2058 (C)(G)	20,500	2,621

		10,200

New Hampshire — 0.6%
New Hampshire State, National Finance Authority, Ser 1-, RB
3.787%, 09/20/2034 (C)	4,013	3,736
New Hampshire State, National Finance Authority, Ser 2023-2, RB
3.875%, 01/20/2038	1,486	1,341
New Hampshire State, National Finance Authority, University of Nevada Project, RB, BAM
4.500%, 06/01/2053	1,075	1,055

		6,132

New Jersey — 1.6%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,513
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,163
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	419
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement Fund, RB
4.625%, 09/01/2048	1,450	1,477
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,025
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	720	725

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
5.250%, 06/15/2041	$1,250	$1,262
Passaic County, Improvement Authority, Paterson Arts & Science Charter School Project, RB
5.375%, 07/01/2053	500	507
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2039	2,500	2,503

		15,594

New York — 6.4%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,435
Hempstead Town, Local Development, The Academy Charter School Project, RB
6.760%, 02/01/2048	1,000	1,013
4.600%, 02/01/2051	500	379
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,500	1,289
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
4.237%, 03/01/2026 (A)	425	420
4.227%, 03/01/2025 (A)	400	398
New York City, Municipal Water Finance Authority, Sub-Ser, RB
5.250%, 06/15/2048	1,700	1,860
5.250%, 06/15/2054	1,700	1,851
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E-1, RB
3.000%, 02/01/2051	1,000	735
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.250%, 05/01/2048	2,000	2,180
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (G)	57,000	4,722
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (G)	28,000	2,272
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,159

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (C)	$4,000	$4,015
5.000%, 11/15/2044 (C)	10,750	10,769
New York State, Transportation Development Corporation, American Airlines Inc, JFK International Airport Project, AMT, RB
5.250%, 08/01/2031	1,185	1,245
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
6.000%, 04/01/2035	2,000	2,272
5.000%, 01/01/2029	545	562
5.000%, 01/01/2033	4,085	4,212
4.000%, 10/01/2030	1,000	993
New York State, Transportation Development Corporation, JFK International Airport New Terminal One Project, AMT, RB, AGM
5.500%, 06/30/2044	2,000	2,137
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2046	3,985	3,960
New York State, Urban Development Corporation, Ser A, RB
5.000%, 03/15/2053	3,500	3,720
Suffolk Regional, Off-Track Betting, RB
6.000%, 12/01/2053	500	517
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (G)	21,000	1,958
Syracuse, Industrial Development Agency, Carousel Center Project, Ser B, RB
5.693%, 01/01/2028 (C)	1,300	1,195
TSASC, Tobacco Settlement, Sub-Ser, RB
5.000%, 06/01/2045	4,250	3,651
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	755
5.250%, 09/15/2053	2,500	1,814
Westchester County, Local Development Corporation, Westchester Medical Center, RB, AGM
5.750%, 11/01/2053	500	560

		64,048

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina — 0.1%
Mecklenburg County, Hospital Authority, Ser E, RB, AGM
2.600%, 01/15/2044 (A)(H)	$800	$800

North Dakota — 0.0%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (C)(D)	1,500	45
6.625%, 12/15/2031 (C)(D)	1,000	30

		75

Ohio — 1.6%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	3,000	2,684
0.000%, 06/01/2057 (G)	54,300	4,845
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	3,860
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (C)(D)	650	26
6.500%, 12/01/2037 (C)(D)	1,100	44
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (C)(D)	1,900	499
6.000%, 04/01/2038 (C)(D)	1,615	425
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (C)	4,250	3,778

		16,161

Oklahoma — 0.6%
Comanche County, Hospital Authority, RB
5.000%, 07/01/2025	1,500	1,497
Oklahoma State, Development Finance Authority, Alden Group Renewable Energy, AMT, RB
8.000%, 12/01/2041 (C)	2,500	2,020
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,595
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (D)	2,163	5
6.875%, 11/01/2046 (D)	1,081	2
6.625%, 11/01/2036 (D)	522	1

		6,120

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oregon — 0.1%
Clackamas County, Hospital Facility Authority, Willametter View Project, RB
5.000%, 11/15/2052	$1,500	$1,359
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (C)(D)	11,100	77
Oregon State, Housing & Community Services Department, Single-Family Mortgage Program, Ser B, RB
3.390%, 07/01/2037 (A)(H)	100	100

		1,536

Other — 2.1%
Freddie Mac, Multifamily ML Certificates, RB
4.001%, 01/25/2040 (A)	4,956	4,808
Freddie Mac, Multifamily ML Certificates, Ser M, RB
4.548%, 08/25/2040 (A)	5,885	5,977
3.959%, 12/25/2036 (A)	5,263	5,114
Freddie Mac, Multifamily ML Certificates, Ser ML17, Cl A, RB
2.990%, 04/25/2043 (A)	1,992	1,596
Freddie Mac, Structured Pass-Through Certificates, RB
4.683%, 10/25/2040 (A)	3,100	3,192

		20,687

Pennsylvania — 2.7%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2056	1,000	1,020
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, Sub-Ser, RB
5.250%, 05/01/2042 (C)	2,130	2,057
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Pre-Refunded @ 102
5.000%, 05/15/2025 (B)	300	309
Blythe, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (B)	3,600	3,964
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (C)	253	246
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	490

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	$2,500	$2,564
5.000%, 11/01/2051	3,000	3,047
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(C)	2,040	2,236
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.250%, 06/30/2053	5,000	5,174
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living Project, RB
5.250%, 07/01/2049	1,250	1,272
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.500%, 12/01/2058 (C)	2,000	1,858
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (C)	2,800	2,876

		27,113

Puerto Rico — 8.1%
Puerto Rico, Electric Power Authority, Ser AAA-PSA, RB
5.250%, 07/01/2030 (D)	200	53
5.250%, 07/01/2031 (D)	5,895	1,547
Puerto Rico, Electric Power Authority, Ser A-PSA, RB
6.750%, 07/01/2036 (D)	2,605	684
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
4.245%, 07/01/2029 (A)(D)	9,040	8,598
Puerto Rico, Electric Power Authority, Ser VV-PSA, RB
5.500%, 07/01/2020	1,380	362
Puerto Rico, Electric Power Authority, Ser XX-PSA, RB
5.250%, 07/01/2040 (D)	1,070	281
Puerto Rico, Electric Power Authority, Ser ZZ-PSA, RB
5.250%, 07/01/2019 (D)	1,265	332
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	10,498	10,196
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	6,503	6,482
0.000%, 07/01/2046 (G)	14,600	4,650
0.000%, 07/01/2051 (G)	37,000	8,751

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	$2,000	$2,012
Puerto Rico, Ser A, GO
0.000%, 07/01/2024 (G)	194	194
0.000%, 07/01/2033 (G)	4,500	2,982
Puerto Rico, Ser A1, GO
4.000%, 07/01/2041	3,400	3,149
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(E)	12,962	8,036
Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/2051 (A)(E)	17,817	11,225
Puerto Rico, Sub-Ser, GO
0.000%, 11/01/2051 (A)(E)	21,737	11,222

		80,756

Rhode Island — 0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (G)	6,890	1,171
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	7,000	7,003

		8,174

South Carolina — 0.4%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	1,800	1,925
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (C)(D)	1,000	100
5.250%, 02/01/2027 (C)(D)	1,000	100
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (D)	155	124
South Carolina State, Jobs-Economic Development Authority, Seafields at Kiawah Island Project, RB
7.750%, 11/15/2058	1,350	1,403

		3,652

Tennessee — 0.8%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,787
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037 (D)	700	529

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (C)	$495	$488
Shelby County, Health Educational & Housing Facilities Board, Tennessee Retirement Facility, The Farms at Bailey Station, RB
5.750%, 10/01/2054	1,200	846
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,024

		7,674

Texas — 4.9%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (C)	3,000	2,603
7.500%, 12/01/2045 (C)	1,750	1,162
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (C)	500	290
Brazoria County, Industrial Development, Aleon Renewable Metals Project, AMT, RB
12.000%, 06/01/2043 (C)	3,500	3,510
10.000%, 06/01/2042 (A)(C)	1,500	1,480
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (C)	8,910	9,305
7.000%, 03/01/2039	480	444
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (C)	2,000	1,882
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
6.125%, 08/15/2048	1,250	1,268
6.000%, 08/15/2038	1,500	1,530
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046 (D)	1,250	144
5.000%, 07/01/2031 (D)	250	29
5.000%, 07/01/2046 (D)	2,000	1,120
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	1,500	1,326
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	457
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	439

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port Isabel, GO
5.100%, 02/15/2049 (C)	$1,000	$986
Port of Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, AMT, RB
4.000%, 01/01/2050 (C)	1,500	1,231
Port of Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, RB
6.000%, 01/01/2025 (C)	1,000	987
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
5.196%, 12/15/2026 (A)	3,000	2,978
Texas State, Private Activity Bond, Surface Transportation, AMT, RB
5.000%, 06/30/2058	1,250	1,264
Texas State, Water Development Board, Ser A, RB
5.000%, 10/15/2058	3,600	3,791
4.875%, 10/15/2048	10,500	11,032
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (C)(D)	1,830	49

		49,307

Utah — 0.4%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (C)	2,000	1,640
UIPA Crossroads, Public Infrastructure District, TA
4.375%, 06/01/2052 (C)	1,000	879
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (C)	500	492
Utah State, Charter School Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (C)	1,300	1,085

		4,096

Virginia — 1.6%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (C)	3,800	3,504
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	345
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	1,000	918

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lewistown, Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	$118	$53
Lewistown, Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (D)	79	62
Virginia Beach, Development Authority, Westminster-Canterbury on Chesapeake Bay, RB
7.000%, 09/01/2053	1,000	1,113
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	2,000	1,852
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (C)	6,565	5,902
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	2,500	2,516

		16,265

Washington — 0.6%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
5.000%, 12/01/2028	1,000	1,004
Washington State, Convention Center Public Facilities District, RB
4.000%, 07/01/2031	1,000	973
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2048	1,050	1,065
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (C)	225	224
4.000%, 07/01/2028 (C)	400	388
Washington State, Housing Finance Commission, Social Certificates, RB
3.375%, 04/20/2037	3,088	2,675

		6,329

West Virginia — 0.9%
West Virginia State, Hospital Finance Authority, Refunding & Improvement, Vandalia Health Group, Ser B, RB
6.000%, 09/01/2053	2,100	2,334
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (G)	73,250	6,473

		8,807

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin — 3.1%
Wisconsin State, Center District, Junior Dedicated Tax Revenue, Ser D, RB, AGM
0.000%, 12/15/2045 (G)	$5,000	$1,748
Wisconsin State, Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
0.000%, 12/15/2045 (G)	8,110	2,806
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	848
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
5.750%, 08/15/2054	1,000	1,023
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,195
5.000%, 08/01/2028	975	949
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,353
5.000%, 03/01/2048	1,500	1,311
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,020
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A-DELRAY, RB
7.000%, 11/01/2046 (C)(D)	3,500	1,925
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (C)	1,000	737
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (C)	3,250	3,431
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (C)	2,770	1,838
Wisconsin State, Public Finance Authority, Lariat Project, RB
0.000%, 09/01/2029 (C)(G)	1,000	685
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (C)	1,750	1,571
Wisconsin State, Public Finance Authority, Miami Worldcenter Project, TA
5.000%, 06/01/2041 (C)	1,000	1,000
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	852

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (C)	$5,070	$2,281
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (C)	2,500	2,151

		30,724

Total Municipal Bonds
(Cost $764,728) ($ Thousands)		723,717

CORPORATE OBLIGATIONS — 22.0%
Financials — 19.5%
American Express
3.550%, H15T5Y + 2.854%(A)(I)	6,000	5,469
Australia & New Zealand Banking Group
6.750%, USISDA05 + 5.168%(A)(C)(I)	6,900	6,925
Banco Bilbao Vizcaya Argentaria
9.375%, H15T5Y + 5.099%(A)(I)	1,200	1,280
Banco Santander
9.625%, H15T5Y + 5.306%(A)(I)	3,000	3,207
Bank of America
6.125%, H15T5Y + 3.231%(A)(I)	3,800	3,791
4.375%, H15T5Y + 2.760%(A)(I)	3,000	2,805
Bank of Montreal
7.700%, H15T5Y + 3.452%, 05/26/2084 (A)	2,000	2,023
Bank of New York Mellon
4.625%, TSFR3M + 3.393%(A)(I)	2,200	2,080
3.750%, H15T5Y + 2.630%(A)(I)	5,800	5,324
3.700%, H15T5Y + 3.352%(A)(I)	5,000	4,751
Bank of Nova Scotia
8.625%, H15T5Y + 4.389%, 10/27/2082 (A)	3,200	3,341
Barclays PLC
9.625%, USISSO05 + 5.775%(A)(I)	800	853
8.000%, H15T5Y + 5.672%(A)(I)	800	799
4.375%, H15T5Y + 3.410%(A)(I)	3,000	2,506
Benloch Ranch, Improvement Association No. 2
10.000%, 12/01/2051 (C)(J)	6,000	5,981
BNP Paribas
9.250%, H15T5Y + 4.969%(A)(C)(I)	2,400	2,564
8.500%, H15T5Y + 4.354%(A)(C)(I)	1,400	1,462
4.625%, H15T5Y + 3.196%(A)(C)(I)	6,600	5,996
BP Capital Markets PLC
4.375%, H15T5Y + 4.036%(A)(I)	125	122
Capital One Financial
3.950%, H15T5Y + 3.157%(A)(I)	5,300	4,763
Charles Schwab
5.375%, H15T5Y + 4.971%(A)(I)	1,550	1,526

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, H15T5Y + 3.168%(A)(I)	$6,000	$5,581
Citigroup
6.250%, TSFR3M + 4.779%(A)(I)	2,000	1,997
4.000%, H15T5Y + 3.597%(A)(I)	3,000	2,867
3.875%, H15T5Y + 3.417%(A)(I)	4,400	4,140
Citizens Financial Group
8.721%, TSFR3M + 3.419%(A)(I)	2,380	2,336
5.650%, H15T5Y + 5.313%(A)(I)	2,200	2,155
CoBank ACB
6.250%, US0003M + 4.660%(A)(I)	500	494
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/2052 (A)	2,000	2,013
Credit Agricole
8.125%, USSW5 + 6.185%(A)(C)(I)	2,000	2,040
Credit Agricole MTN
4.750%, H15T5Y + 3.237%(A)(C)(I)	3,000	2,618
Depository Trust & Clearing
3.375%, H15T5Y + 2.606%(A)(C)(I)	500	443
Discover Financial Services
6.125%, H15T5Y + 5.783%(A)(I)	500	497
Fifth Third Bancorp
4.500%, H15T5Y + 4.215%(A)(I)	500	482
Goldman Sachs Group
7.500%, H15T5Y + 2.809%(A)(I)	3,300	3,390
5.500%, H15T5Y + 3.623%(A)(I)	1,000	996
4.125%, H15T5Y + 2.949%(A)(I)	2,500	2,317
HSBC Holdings PLC
6.000%, USISDA05 + 3.746%(A)(I)	1,500	1,434
Huntington Bancshares
5.625%, H15T10Y + 4.945%(A)(I)	600	558
4.450%, H15T7Y + 4.045%(A)(I)	3,800	3,506
ING Groep
5.750%, H15T5Y + 4.342%(A)(I)	4,600	4,425
JPMorgan Chase
6.875%, H15T5Y + 2.737%(A)(I)	500	516
3.650%, H15T5Y + 2.850%(A)(I)	2,800	2,628
KeyCorp
5.000%, TSFR3M + 3.868%(A)(I)	3,000	2,675
Lloyds Banking Group PLC
8.000%, H15T5Y + 3.913%(A)(I)	4,800	4,842
M&T Bank
5.125%, TSFR3M + 3.782%(A)(I)	500	469
5.000%, H15T5Y + 3.174%(A)(I)	3,300	3,236
3.500%, H15T5Y + 2.679%(A)(I)	2,000	1,646
MetLife
3.850%, H15T5Y + 3.576%(A)(I)	3,800	3,654
NatWest Group PLC
8.125%, H15T5Y + 3.752%(A)(I)	2,000	2,028
Nordea Bank Abp MTN
6.125%, USSW5 + 3.388%(A)(C)(I)	2,500	2,492
Northern Trust
4.600%, TSFR3M + 3.464%(A)(I)	500	481

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PNC Financial Services Group
6.250%, H15T7Y + 2.808%(A)(I)	$2,100	$2,004
6.000%, H15T5Y + 3.000%(A)(I)	3,400	3,309
3.400%, H15T5Y + 2.595%(A)(I)	1,000	889
Prudential Financial
6.500%, H15T5Y + 2.404%, 03/15/2054 (A)	2,000	2,005
Reagan Ranch Development
8.500%, 09/01/2031	5,000	4,482
Royal Bank of Scotland Group PLC
8.000%, USSW5 + 5.720%(A)(I)	200	201
Societe Generale
8.000%, USISDA05 + 5.873%(A)(C)(I)	1,800	1,810
Standard Chartered PLC
7.014%, US0003M + 1.460%(A)(C)(I)	4,000	4,007
Toll Road Investors Partnership II
0.000%, 02/15/2043 (C)(G)	20,002	5,881
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (A)	4,000	4,146
Truist Financial
4.800%, H15T5Y + 3.003%(A)(I)	10,400	10,161
UBS Group
9.250%, H15T5Y + 4.745%(A)(C)(I)	2,000	2,135
9.250%, H15T5Y + 4.758%(A)(C)(I)	1,000	1,113
4.375%, H15T5Y + 3.313%(A)(C)(I)	6,000	4,866
US Bancorp
5.300%, TSFR3M + 3.176%(A)(I)	1,000	956
3.700%, H15T5Y + 2.541%(A)(I)	7,200	6,408
Voya Financial
7.758%, H15T5Y + 3.358%(A)(I)	1,700	1,748
Wells Fargo
3.900%, H15T5Y + 3.453%(A)(I)	2,200	2,079

		194,724

Health Care — 0.9%
Cincinnati Senior Care
12.000%, 12/31/2023 (C)(J)	100	103
CommonSpirit Health
4.187%, 10/01/2049	4,300	3,419
Toledo Hospital
5.325%, 11/15/2028	2,500	2,353
4.982%, 11/15/2045	1,500	1,073
Tower Health
4.451%, 02/01/2050	5,540	2,663

		9,611

Utilities — 1.6%
Dominion Energy
4.650%, H15T5Y + 2.993%(A)(I)	9,000	8,960
4.350%, H15T5Y + 3.195%(A)(I)	800	756
Duke Energy
4.875%, H15T5Y + 3.388%(A)(I)	6,100	6,014

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific Gas & Electric
3.400%, 08/15/2024	$100	$99

		15,829

Total Corporate Obligations
(Cost $228,794) ($ Thousands)		220,164

	Shares
PREFERRED STOCK — 3.1%
Communication Services — 0.3%
AT&T
4.750%(I)	137,000	2,761

Consumer Discretionary — 0.1%
Dairy Farmers of America
7.875%(I)	15,000	1,447

Financials — 2.5%
Allstate
7.375%(I)	10,000	272
4.750%(I)	23,234	480
Arch Capital Group
5.450%(I)	13,693	307
Bank of America (A)
6.248%, TSFR3M + 0.912%(A)(I)	25,000	552
Capital One Financial
5.000%(I)	71,700	1,433
Equitable Holdings
5.250%(I)	25,000	556
4.300%(I)	25,956	485
Fifth Third Bancorp (A)
9.302%, TSFR3M + 3.972%(A)(I)	55,412	1,420
Goldman Sachs Group (A)
6.257%, TSFR3M + 0.932%(A)(I)	5,452	128
KeyCorp (A)
6.125%, TSFR3M + 4.154%(A)(I)	4,000	97
M&T Bank (A)
5.625%, US0003M + 4.020%(A)(I)	12,841	307
MetLife
5.625%(I)	21,291	506
4.750%(I)	191,891	3,916
Morgan Stanley (A)
7.125%, US0003M + 4.320%(A)(I)	52,145	1,322
6.875%, US0003M + 3.940%(A)(I)	52,462	1,328
6.290%, TSFR3M + 0.962%(A)(I)	161,113	3,717
Regions Financial
6.375%, TSFR3M + 3.798%(A)(I)	2,600	66
5.700%, TSFR3M + 3.410%(A)(I)	16,000	367
4.450%(I)	49,094	900
RenaissanceRe Holdings
4.200%(I)	40,000	695

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Stifel Financial
4.500%(I)	44,000	$799
US Bancorp (A)
6.610%, TSFR3M + 1.282%(A)(I)	500	427
6.190%, TSFR3M + 0.862%(A)(I)	10,051	216
4.000%(I)	18,029	317
Voya Financial (A)
5.350%, H15T5Y + 3.210%(A)(I)	105,000	2,593
Webster Financial
6.500%(I)	36,337	845
5.250%(I)	42,731	843
Wells Fargo
5.625%(I)	5,000	118

		25,012

Utilities — 0.2%
Duke Energy
5.750%(I)	8,727	218
Entergy Texas
5.375%(I)	39,700	912
NSTAR Electric
4.780%(I)	10,708	835

		1,965

Total Preferred Stock
(Cost $33,475) ($ Thousands)		31,185
	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 1.0%
United States Treasury Bill	€–
5.335%, 08/27/2024 (K)	$2,000	1,975
5.322%, 09/10/2024 (K)	5,400	5,322
0.000%, 08/29/2024 (K)	2,800	2,765

Total U.S. Treasury Obligations
(Cost $10,060) ($ Thousands)		10,062

MORTGAGE-BACKED SECURITIES — 0.8%
Real Estate — 0.8%
FHLMC
5.210%, 08/01/2040	3,586	3,844
3.850%, 07/01/2039	4,183	3,890

		7,734
Total Mortgage-Backed Securities
(Cost $7,364) ($ Thousands)		7,734

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Tax-Advantaged Income Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.050%**†	603,994	$604
Total Cash Equivalent
(Cost $604) ($ Thousands)		604
Total Investments in Securities — 99.5%
(Cost $1,045,025) ($ Thousands)		$993,466

Percentages are based on Net Assets of $998,061 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $236,977 ($ Thousands), representing 23.7% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	No interest rate available.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Zero coupon security.
(H)	Securities are held in connection with a letter of credit issued by a major bank.
(I)	Perpetual security with no stated maturity date.
(J)	Level 3 security in accordance with fair value hierarchy.
(K)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the transactions with affiliates for the period ended May 31, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,340	$39,487	$(42,223)	$—	$—	$604	$169	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

May 31, 2024 (Unaudited)

Portfolio Abbreviations
AGM— Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Co.
AMT — Alternative Minimum Tax
BAM — Build America Mutual Assurance Corp.
Cl — Class
COP — Certificate of Participation
FHA— Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corp
PLC — Public Limited Company
PSF-GTD — Permanent School Board Loan Fund
Q-SBLF — Qualified State Bond Loan Fund
RB — Revenue Bond
SAB — Special Assessment Bond
Ser— Series
SIFMA — Securities Industry and Financial Markets Association
TA — Tax Allocation
TSFR3M – Term Secured Overnight Financing Rate 3 Month

SEI Tax Exempt Trust